Semiannual Report

January 31, 1998

INVESCO Specialty Funds, Inc.

Asian Growth

European Small Company

Latin American Growth

Realty

S&P 500 Index

Worldwide Capital Goods

Worldwide Communications



INVESCO FUNDS

Market Overview                                                   February 1998
    During the last six months, the strength of the U.S. economy and sustainability of the seven-year old bull market in U.S. equities have been questioned. The catalyst that fueled these doubts and concerns was the Asian financial crisis. Although the domestic economy continues to grow at an above-average rate, the strong dollar combined with decreased Asian demand may hinder future economic growth and corporate profits. This uncertainty about the direction of the U.S. economy and corporate earnings increased volatility in the domestic equity markets and produced the first market correction in the U.S. in more than seven years in the fall of 1997 -- a decline in value of more than 10% from the indexes' highs. The domestic equity markets have since recovered from the correction, with many surpassing their highs set in the summer of 1997.
    The investment landscape in the U.S. has changed somewhat, yet, in many respects, the economy is still poised for growth with benign inflation. Unemployment remains at historically low levels, and real wages are starting to increase. Intense price competition is keeping consumer prices in check; in many cases, prices are declining due to the flood of cheap goods from Asian countries. For many U.S. companies, the easy gains in earnings produced over the last few years may be more difficult to duplicate. Thus, 1998 may be a year with increased volatility -- leading to a more selective stock market. The containment of the Asian financial crisis and its impact on the U.S. economy may be the one wild card that could disrupt the markets, either positively or negatively.

Asia/Pacific Rim
    On July 2, 1997, the Asian financial crisis began innocently enough as Thailand's government decided to abandon their expensive fixed-exchange currency system and "free-float" the baht. The following six months were devastating, as many Asian/Pacific Rim financial markets lost more than 50% of their value. Although the long-term fundamental underpinnings for economic growth remain intact -- namely high savings rates, favorable demographics, a well-educated work force, and a strong work ethic -- Asian/Pacific Rim nations are faced with an economic crisis that is unprecedented in their brief financial history.
    When Asian countries changed to floating exchange rate systems, the dollar significantly appreciated vis-a-vis Asian currencies. This meant that the payments on many Asian loans, denominated in U.S. dollars, became two to three times as expensive compared to loans under the old fixed-exchange rate systems. As companies could not repay their loans, the weakly-regulated banking sector was in a liquidity trap that forced numerous financial institutions into bankruptcy because of their ill-advised lending practices -- and a financial crisis followed.
    As miserable as the investment environment has been, some positive signs are now radiating out of the region. First, governments that have addressed financial problems with genuine economic reforms are starting to separate from markets that are still practicing "crony capitalism." Second, we are starting to see an increase in both foreign direct and portfolio investments in the Asian/Pacific Rim region. Although these markets may remain volatile on a day-to-day basis, it appears that the worst may be behind them.

Latin America
    The Asian financial crisis swayed investors' confidence in all emerging markets. This caused investors to speculate that Latin American markets were afflicted with many of the same ills present in Asian economies. In fact, Brazil came under intense selling pressure in the fall as the viability of their high current account deficit and over-valued currency was questioned. President Cardoso swiftly implemented severe austerity measures which improved economic fundamentals and restored investors' confidence in Brazil's financial markets. Although these markets have declined in value because of the "emerging-market effect" seen around the world, Latin American markets appear fundamentally more sound than those in Asia. Latin American financial institutions -- especially banks -- are highly regulated and fundamentally solid. This is a direct result of these institutions surviving the Latin America currency crisis of 1994 and 1995.

Europe
    Many  European  markets  reached  record  highs  during the last six months, fueled by takeover speculation and better-than-expected corporate earnings. However, a substantial portion of the gains in equity markets was produced by top-tier, large-capitalization stocks. These companies have implemented structural changes similar to those experienced by U.S. companies in the 1980s. These modifications have improved efficiency and productivity, and translated into bottom-line results.
    Another positive for these markets continues to be the constraints of the Maastricht Treaty, which forms the foundation for the European Union -- scheduled to begin in 1999. This treaty sets strict fiscal objectives for those wishing to participate in the common currency. This in turn has produced declining interest rates in many European countries, and brought much-needed fiscal discipline and market reforms to many nations -- improving the equity culture throughout Europe.

INVESCO Specialty Funds, Inc.
    Each of the funds is managed by a team of investment professionals. For the international equity funds, a senior investment policy group determines the country-by-country allocation of the fund's assets, overall stock selection methodology, and risk control policies. Realty Fund's investments, however, are selected by a team of portfolio managers who collectively determine investment decisions.
    The line graphs below illustrate the value of a $10,000 investment in each of the INVESCO Specialty Funds, plus reinvested dividends and capital gain distributions, from inception through 1/31/98. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(1),(2)

                             Asian Growth Fund

                      Average Annualized Total Return
                             as of 1/31/98 (2)

                      -------------------------------
                      1 year                  -48.67%
                      -------------------------------
                      Since inception (3/96)  -27.02%
                      -------------------------------


Asian Growth Fund
    For the six-month period ended 1/31/98, INVESCO Asian Growth Fund had a total return of -52.01%, compared to a total return of -50.43% for the Morgan Stanley Capital Index-Far East Ex Japan. (Of course, past performance is not a guarantee of future results.)(1),(2)
    Last summer, what began as a currency crisis in a few isolated Asian countries spread like a contagion through most emerging markets, causing severe short-term pain for many investors. The carnage the financial crisis left in its wake was devastating for Asian/Pacific Rim investors, as all Asian markets suffered severe declines. In fact, equity markets in Thailand and Malaysia lost more than 70% of their value (in U.S. dollars) in 1997, and even Hong Kong equity markets (traditionally a safe haven for investors) lost more than 25%. This has served as a reminder that investing in emerging markets is a high risk/high return proposition, and should only be undertaken by long-term investors.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Asian Growth Fund to the value of a $10,000 investment in the MSCI-Far East Ex Japan Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (3/96) through 1/31/98.

    During the last six months, the fund has been defensive in nature, seeking to avoid markets and economies with deteriorating fundamentals. We have instead focused our investments in countries that have addressed their currency and economic problems with genuine reforms -- skewing our allocations towards Hong Kong, India, Malaysia, and Singapore. These markets should be best-suited to handle continued market volatility.

Looking Forward
     It's important for investors to remember that market psychology usually swings from being overly optimistic to overly pessimistic. Currently, this is true of Asian economies as these markets have become dramatically oversold. As we noted above, the technical underpinnings for strong future economic growth remain intact. The financial crisis in the Asian/Pacific Rim region will probably pass with time, and these countries will more than likely be a major driver of worldwide economic growth in the future. Once the crisis is over, the fund will rebuild positions where currencies and stocks have become aggressively oversold.

    Although day-to-day volatility may remain high in these markets, it appears that we are near the bottom. Presently, many Asian companies are selling below replacement value, and we are starting to see an increase in foreign investment activity as investors are starting to buy stocks at bargain prices. This is usually one of the first signs that the end of the crisis is near; and, when these economies and markets start to recover, they may have the potential for tremendous appreciation. Patience will remain a key virtue for investors.

Fund Management
    William Barron, director and portfolio manager for INVESCO Asia Limited, leads a group of specialists in managing INVESCO Asian Growth Fund. Bill was previously with Aetna Investment Management, Hong Kong, and Chase Manhattan Trust. A Chartered Financial Analyst, he earned a BA from Harvard University.

                       European Small Company Fund
                      Average Annualized Total Return
                            as of 1/31/98 (2)

                      --------------------------------
                      1 year                    -3.52%
                      --------------------------------
                      Since inception           17.89%
                      --------------------------------


European Small Company Fund
    For the six-month period ended 1/31/98, INVESCO European Small Company Fund had a total return of -3.52%, compared to the James Capel Smaller European Index, which had a total return of 7.57%. (Of course, past performance is not a guarantee of future results.)(1),(2)
    The investment environment continues to improve in Europe, as declining interest rates, low inflation, and strong earnings growth support equity prices. However, much like the U.S. equity markets, European investors remain infatuated with large-capitalization stocks while ignoring many small-cap issues; most European small-cap stocks produced negative returns during the last six months -- even though the underlying fundamentals appear stronger for small-cap stocks than large-caps. The fund's underperformance compared to the index was primarily attributed to the index's exposure to medium-cap and large-cap stocks. The fund concentrates only in small-capitalization stocks, and these stocks underperformed both European medium-cap and large-cap issues.
    During the last six months, the fund's returns were enhanced by exposure to stocks in the temporary employment and computer services industries, and the health care and technology sectors. Irish, Italian, and Spanish stocks also improved results as these countries experienced declining interest rates and strong economic growth. In fact, one of our favorite stocks is Tele Pizza SA -- a Spanish pizza chain. This company has strong regional franchises, and 62% of the pizza market in Spain. It continues to have accelerating sales as Spain develops a taste for the fast food market, and the firm has the potential to expand into similar businesses.

Looking Forward
    The underlying story for European small-cap stocks remains good, as the convergence of the EMU (European Monetary Union) improves economic fundamentals for many countries. We will continue to have a geographical bias towards countries that will experience the strongest economic growth, namely Ireland, Italy, and Spain. Although country allocations will remain important, individual stock selection will drive the performance of the fund. The fund will continue to be heavily weighted in the fastest-growing industries and sectors worldwide -- including restaurants, temporary employment agencies, health care, and financial services companies.

Fund Management
    Claire Griffiths and Andy Crossley of our London sister company, INVESCO Asset Management Limited, lead a group responsible for management of INVESCO European Small Company Fund. Claire graduated from St. John's College, Cambridge, and began her investment career in 1989. Andy began his investment career in 1988 after graduating from Loughborough University.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO European Samll Company Fund to the value of a $10,000 investment in the James Capel Smaller European Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/95) through 1/31/98.

                       Latin American Growth Fund
                     Average Annualized Total Return
                            as of 1/31/98(2)

                     --------------------------------
                     1 year                    -5.69%
                     --------------------------------
                     Since inception (2/95)    13.72%
                     --------------------------------

Latin American Growth Fund
    For the six-month period ended 1/31/98, INVESCO Latin American Growth Fund had a total return of -26.42%, compared to a total return of -22.11% for the Morgan Stanley Capital Index-Latin American Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

    The Asian financial crisis sent shock waves through the world's emerging markets, changing the risk/reward relationship for investors and causing short-term pain. As with most emerging markets, Latin American markets were negatively affected by the Asian financial crisis. However, investors need to remember that Latin American markets seem to be fundamentally more sound than their Asian counterparts. Most governments in Latin America have both the political will and the economic means to defend their currencies if necessary, and most banking sectors are well-regulated with solid balance sheets -- this is a direct result of these countries surviving the peso currency crisis of 1994/95.
    Brazil and Mexico remain two of our favorite markets, as they are large and liquid with tremendous growth opportunities. In Mexico, strong consumer demand and continuing economic growth support equity prices. Brazil, on the other hand, is benefiting from deregulation and privatization. Although Brazilian markets have had a difficult time in the last six months, we remain firm in our belief that the country offers tremendous long-term potential. President Cardoso's economic reforms continue to be a success, and his swift reaction to currency speculators last fall increased his credibility in the world's financial markets. Conversely, we are less optimistic about Chile, Columbia and Venezuela, and we will continue to underweight these regions.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Latin American Growth Fund to the value of a $10,000 investment in the MSCI-Latin American Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/95) through 1/31/98.


    Within this environment, two stocks that we are excited about are Cia Brasileirade Distribuicao Grupo Pao de Acucar and Cia Energetica do Ceara-Coelce Celesc. Cia Brasileirade Distribuicao Grupo Pao de Acucar, a Brazilian supermarket retailer, is expanding its presence in Brazil while reducing costs and improving margins. This stock trades at less than nine times projected 1998 earnings, and exhibits strong earnings growth. Celesc is a distributor of electricity in southern Brazil, and when privatization occurs in 1999, the firm may enjoy huge cost savings and earnings growth.

Looking Forward
    The Asian financial crisis may continue to influence Latin American markets, increasing day-to-day volatility over the near-term. However, Latin American markets appear solid fundamentally and fears of an Asian-style crisis are not warranted for this region. In fact, these markets have been unfairly attacked because of a "guilt by association" mentality among many international investors. Latin American markets presently trade at low valuations compared to their growth rates, and may offer dynamic potential for patient, long-term investors.

Fund Management
    Peter Jarvis and Jane Lyon of our London sister company, INVESCO Asset Management Limited, lead a group responsible for management of INVESCO Latin American Growth Fund. Peter graduated from St. John's College, Oxford, and joined INVESCO in 1993, specializing in Latin American securities. Jane began her investment career in 1986 after graduating from Oxford University.

                               Realty Fund
                      Average Annualized Total Return
                            as of 1/31/98 (2)

                      --------------------------------
                      1 year                    17.45%
                      --------------------------------
                      Since inception           17.71%
                      --------------------------------


Realty Fund
    For the six-month period ended 1/31/98, the Realty Fund had a return of 6.31%, compared to a return of 9.79% for the NAREIT Index for the six months ended 1/31/98. (Of course, past performance is not a guarantee of future results.)(1),(2)
    With the world worried about the financial crisis in Asia, real estate continues to offer attractive returns to investors. The performance of REITs (Real Estate Investment Trusts) is driven by strength in local economies and supply/demand fundamentals in real estate -- and both remain strong. We continue to focus on U.S. investments, as we feel that the domestic market currently possesses the best risk/reward trade-off for real estate investors.
    Over the last six months, we have made minor adjustments in the portfolio's asset allocation. However, we did increase the fund's exposure to regional malls as they appeared attractively priced. Although the fund has been overweighted towards the hotel sector, we have decided to reduce our exposure as it experienced substantial appreciation in 1997. We also reduced our weighting in apartments because lower interest rates made buying homes attractive to many apartment users -- putting pressure on rental rates.
    Individual REITs also enhanced the fund's returns. Two strong performers for the fund that we remain excited about are Sunstone Hotel Investors and Arden Realty Group. Sunstone Hotel Investors is a full-service hotel REIT that specializes in acquiring, renovating and reflagging poorly performing hotel properties. It has improved cash flows by gradually expanding its market. Arden Realty Group concentrates on office property in California and is profiting from California's strong economic recovery.

Looking Forward
    We believe that the outlook for REITs remains bright. While a flood of new IPOs and secondary stock offerings in 1997 caused some short-term price constraints, the long-term fundamentals for this sector remain bullish. The fund will continue to diversify across property and geographic sectors, searching for real estate markets that are improving fundamentally. As long as the domestic economy stays strong, the technical underpinnings of this sector should remain intact.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Realty Fund to the value of a $10,000 investment in the NAREIT Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (1/97) through 1/31/98.



Fund Management
    The fund's investments are selected by a team of INVESCO Realty Advisors, Inc. portfolio managers, who are collectively responsible for the investment decisions for the fund.

Worldwide Capital Goods Fund
    The fund received the prestigious 5-star risk-adjusted rating from Morningstar, both overall and for the three-year period ended 1/31/98, among 694 international equity funds.(4)
    For the one-year period ended 1/31/98, Lipper Analytical Services ranked Worldwide Capital Goods Fund #10 of 191 global funds, based on total return unadjusted for commissions. For the three-year period ended 1/31/98, the fund ranked #35 of 116.(2),(3)
    During the six-month period ended 1/31/98, INVESCO Worldwide Capital Goods Fund had a total return of -5.04%, compared to a total return of 3.58% for the domestic S&P 500 and -6.53% for the international Morgan Stanley Capital Index-Europe/Australia/Far East. Keep in mind that these indexes measure broad equity performance, while the fund invests in a targeted market sector. (Of course, past performance is not a guarantee of future results.)(1),(2)

                      Worldwide Capital Goods Fund
                     Average Annualized Total Return
                            as of 1/31/98 (2)

                     --------------------------------
                     1 year                    22.30%
                     --------------------------------
                     Since inception           10.43%
                     --------------------------------

    The last six months have been a difficult time for international investors, especially those exposed to emerging markets. The capital goods sector did not escape the fallout from the Asian financial crisis, as many of these companies were heavily dependent on strong Asian growth to spur future demand. Our decision to exit most of the emerging markets of Southeast Asia in the summer of 1997 proved timely, and helped the fund navigate this difficult environment.
    During the last six months, we have increased the fund's exposure to small- and mid-capitalization firms that are based in the U.S. These companies should not be overly influenced by a slowdown in Asian economies, as their earnings are more dependent on a strong domestic economy than foreign demand. We have also increased the fund's holdings in the machinery and energy industries, as these companies appear fundamentally cheap with strong earnings growth potential. Parker-Hannifin Corp. remains one of our favorite machinery firms, whose stock should benefit from strong demand for its aerospace equipment over the next five years. We are also upbeat about the future of Owens-Illinois Inc., a diversified capital goods firm specializing in glass and plastic packaged products.

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Worldwide Capital Goods Fund to the value of a $10,000 investment in the S&P 500 and MSCI-EAFE Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/94) through 1/31/98.


Looking Forward
    The Asian financial crisis has created a short-term problem for many capital goods companies, but the long-term fundamentals for this sector remain in place. With the passage of the Asian financial crisis, emerging economies around the globe are likely to refocus their energy on developing their infrastructures. This should stimulate the need for capital goods and return stability to the sector. Until that time, stock selectivity will remain the crucial ingredient in determining fund performance.

Fund Management
    Vice President John S. Segner assumed the responsibilities of portfolio manager in December 1997. He received a BS from the University of Alabama and an MBA from the University of Texas at Austin. Before joining INVESCO in 1997, John served as Managing Director and Principal for The Mitchell Group, and had previous experience with Texaco Inc., Amerada Hess Corporation, and First Tennessee National Corporation.

                     Worldwide Communications Fund
                    Average Annualized Total Return
                            as of 1/31/98 (2)

                    --------------------------------
                    1 year                    33.16%
                    --------------------------------
                    Since inception (8/94)    24.22%
                    --------------------------------

Worldwide Communications Fund
    The fund received the prestigious 4-star risk-adjusted rating from Morningstar, both overall and for the three-year period ended 1/31/98, among 2,364 equity funds.(4)
    For the six-month period ended 1/31/98, INVESCO Worldwide Communications Fund had a total return of 12.42%, compared to a total return of 3.58% for the domestic S&P 500 and -6.53% for the international Morgan Stanley Capital Index-Europe/Australia/Far East. Keep in mind that these indexes measure broad equity performance, while the fund invests in a targeted market sector. (Of course, past performance is not a guarantee of future results.)(1),(2)
    The telecommunication sector experienced strong relative performance during the last six months. Mergers and acquisitions between WorldCom Inc. and MCI Communications, Inc., WorldCom Inc. and Brooks Fiber Properties, AT&T and Teleport Communications Group Class A, and SBC Communications and Southern New England Telecom intensified investors' focus on the potential of this sector. All of these transactions have provided progressively higher valuation benchmarks for facilities-based carriers. When the RBOCs (Regional Bell Operating Companies) enter the long-distance market, they will have a strong incentive to buy or build local access facilities outside their existing service territories (market considerations will probably tip the scales towards purchasing existing facilities). This fuels the speculation that RBOCs may become active in acquiring competitive local exchange companies (CLECs).


Graph:
      This line graph compares the value of a $10,000 investment in INVESCO Worldwide Communications Fund to the value of a $10,000 investment in the S&P 500 and MSCI-EAFE Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/94) through 1/31/98.

    The CLECs remain one of our favorite investment areas. These companies are building state-of-the-art, highly efficient networks that are well-suited to meet the voice and data transmission needs of their customers. Many of these companies are close to becoming cash flow positive, and are attractive as takeover targets. Intermedia Communications is one CLEC that we are presently excited about. This company continues to experience explosive growth, and currently is the fifth-largest data service provider in the country.

    During the last six months, the one area that produced some disappointments was telephone equipment stocks. These companies felt the effects of the Asian financial crisis, as much of their future growth was predicated on strong Asian economies. However, we remain positive on their long-term fundamentals and believe that these stocks will rebound when the Asian financial crisis subsides.

Looking Forward
    We are excited about the long-term potential for the telecommunications sector. The drivers for growth remain intact:
    o Developing countries need improved communications systems to compete in the global economy.
    o   More than half the people in the world have never used a phone.
    o   The Internet and related services are growing exponentially.
    o   Wireless service demand is increasing worldwide.
    These factors should influence this sector for at least the next 10 years. We will remain cautious with the fund's investments in the Asian/Pacific Rim and Latin American region as the recent financial crisis has made these areas riskier investments -- although we are optimistic about their long-term potential. Instead, the fund will remain heavily weighted in the U.S. and Europe, and a significant portion of the fund's assets will be in CLECs, as these firms possess tremendous growth opportunities.

Fund Management
    Effective July 1, 1997, Brian B. Hayward assumed responsibilities of portfolio manager of Worldwide Communications Fund. Previously, he was a senior equity analyst for Mississippi Valley Advisors in St. Louis, Missouri and began his investment career in 1985. Brian earned a BA in Mathematics and a MA in Economics from the University of Missouri. He is a Chartered Financial Analyst.

                          S&P 500 Index Fund
                      Total Return Since Inception
                          as of 1/31/98 (2)

                ---------------------------------------
                Since inception (12/97) Class I*  4.50%
                ---------------------------------------
                Since inception (12/97) Class II* 5.30%
                ---------------------------------------

* For Class I shares, the minimum initial investment is $250,00. For Class II shares, the minimum initial investment is $5,000 for individual accounts and $2,000 for Individual Retirement Accounts ("IRAs"). The minimum initial investment is waived for regular investment plans.

S&P 500 Index
    INVESCO launched its first index fund in December 1997. The S&P 500 Index Fund seeks to provide price performance and income comparable to the Standard & Poor's 500 Composite Index which is composed of 500 selected large-capitalization stocks. In its brief performance history from inception (12/97) to 1/31/98, the fund's total return of 5.30% for the Class II shares beat the return of 5.24% for the index, while the fund's Class I shares return of 4.50% underperformed the index for the same time period. (Of course, past performance is not a guarantee of future results.)(1),(2)

Graph:
      This line graph compares the value of a $10,000 investment in INVESCO S&P 500 Index Fund Class I and INVESCO S&P 500 Index Fund Class II to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/97) through 1/31/98.

(1)The MSCI-EAFE, MSCI-Pacific Ex Japan, MSCI-Latin American and James Capel Smaller European Index are unmanaged indexes of common stocks considered to be representative respectively of the equity markets of Europe/Australia/Far East; Pacific Basin excluding Japan; Latin America; and European small-capitalization. The S&P 500 is an unmanaged index indicative of the broad U.S. stock market. The NAREIT is an unmanaged index indicative of the U.S. real estate investment trust market.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3)Lipper rankings are provided for one-, five-, and 10-year periods, except for funds introduced more recently, and are based on total return unadjusted for commissions.

(4)Morningstar's proprietary rankings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated for the fund's three-, five-, and 10-year average annual returns (based on available track records) in excess of 90-day Treasury bill returns. The top 10% of funds in an investment category receive 5 stars, and the next 22.5%, 4 stars. As of 1/31/98, Worldwide Capital Goods Fund received 5 stars among 694 funds in the international equity fund category for the three-year and overall period. Worldwide Communication Fund received 4 stars among 2,364 funds in the domestic equity fund category for the three-year and overall period.

INVESCO Specialty Funds, Inc.
Ten Largest Common Stock Holdings
January 31, 1998

Description                                                               Value
--------------------------------------------------------------------------------
ASIAN GROWTH Fund
CLP Holdings Ltd                                               $        653,548
Hong Kong Telecommunications Ltd                                        644,954
Tianjin Development Holdings Ltd                                        613,812
Hutchison Whampoa Ltd                                                   529,170
Cheung Kong Holdings Ltd                                                459,389
HSBC Holdings PLC                                                       443,237
Cheung Kong Infrastructure Holdings Ltd                                 434,966
CITIC Pacific Ltd                                                       395,889
Mahanagar Telephone Nigam Ltd Sponsored GDR
   Representing 2 Regulation S Shrs                                     376,562
China Telecom Ltd                                                       365,069

EUROPEAN SMALL COMPANY Fund
Leon de Bruxelles SA                                                   $845,081
Tomra Systems A/S A                                                     835,856
UBI Soft Entertainment                                                  786,669
Simint SpA                                                              756,828
Altran Technologies SA                                                  755,143
QIAGEN NV New York Registered Shrs                                      747,000
Disetronic Holding AG                                                   713,208
Tele Pizza SA                                                           706,474
Data Modul AG                                                           702,238
Ryanair Holdings PLC                                                    698,542

LATIN AMERICAN GROWTH Fund
Panamerican Beverages Class A                                  $      2,437,500
Light Participacoes SA                                                2,056,773
Cemex SA de CV Series B Shrs                                          1,904,256
Grupo Carso SA de CV Series A-1 Shrs                                  1,823,168
Telecomunicacoes Brasileiras SA                                       1,816,371
Cifra SA de CV Series C Shrs                                          1,695,036
Controladora Comercial Mexicana SA de CV GDR
   Representing 20 Linked BC Units                                    1,660,800
Grupo Financiero Banamex-Accival SA de CV
   Series B Shrs                                                      1,529,256
Cia Paranaense de Energia-Copel                                       1,488,712
Alfa SA de CV Participation Certificates
   Series A Shrs                                                      1,453,363

REALTY Fund
Arden Realty Group                                             $      2,276,950
Patriot American Hospitality SBI                                      2,228,068
Equity Office Properties Trust                                        1,894,666
Starwood Hotels & Resorts Trust                                       1,680,188
Meditrust Corp Paired Certificates                                    1,609,375
Mack-Cali Realty                                                      1,596,375
Rouse Co                                                              1,556,838
Crescent Real Estate Equities                                         1,366,362
AMRESCO Inc                                                           1,332,157
Cousins Properties                                                    1,202,500

WORLDWIDE CAPITAL GOODS Fund
Owens-Illinois Inc                                             $        596,550
Dana Corp                                                               576,437
Brush Wellman                                                           564,937
Parker-Hannifin Corp                                                    537,356
Global Industries Ltd                                                   508,875
Ingersoll-Rand Co                                                       504,825
General Electric                                                        503,750
USX-Marathon Group                                                      493,369
Kennametal Inc                                                          452,525
Endesa SA Sponsored ADR
 Representing 1 Share                                                   441,313

WORLDWIDE COMMUNICATIONS Fund
COLT Telecom Group PLC Sponsored
 ADR Representing 4 ORD Shrs                                   $      3,310,875
NEXTEL Communications Class A                                         2,960,675
MCI Communications                                                    2,902,344
WorldCom Inc                                                          2,685,938
Intermedia Communications                                             2,416,950
Teleport Communications Group
 Class A                                                              2,399,937
SBC Communications                                                    2,215,875
Telecom Italia Mobile SpA                                             2,147,373
ICG Communications                                                    2,093,125
Sprint Corp                                                           2,060,312

S&P 500 INDEX Fund

General Electric                                               $        112,917
Microsoft Corp                                                           84,888
Coca-Cola Co                                                             67,664
Merck & Co                                                               66,481
Exxon Corp                                                               61,922
Intel Corp                                                               58,968
Pfizer Inc                                                               47,606
Procter & Gamble                                                         46,085
Royal Dutch Petroleum New York
   Registry 1.25 Gldr Shrs                                               46,074
AT&T Corp                                                                45,528

Composition of holdings is subject to change.

INVESCO Specialty Funds, Inc.
Statement of Investment Securities
January 31, 1998
UNAUDITED

                                                                  Shares or
                                                 Industry         Principal
Description                                          Code            Amount             Value
---------------------------------------------------------------------------------------------
ASIAN GROWTH Fund
COMMON STOCKS & WARRANTS 81.06%
AUSTRALIA 1.56%
WMC Holdings Ltd                                       GP            55,000      $    194,196
                                                                                 ------------
HONG KONG 41.63%
CLP Holdings Ltd                                       EU           119,000           653,548
Cheung Kong Holdings Ltd                               RE            90,000           459,389
Cheung Kong Infrastructure
   Holdings Ltd                                        RE           170,000           434,966
China Telecom Ltd*                                     TL           258,000           365,069
CITIC Pacific Ltd                                      CG           138,000           395,889
Hang Seng Bank Ltd                                     BK            42,900           338,165
Hong Kong Telecommunications Ltd                       TL           310,000           644,954
Hutchison Whampoa Ltd                                  CG            90,000           529,170
New World Development Ltd                              RE           110,000           265,102
Shanghai Industrial Holdings Ltd                       MG            89,000           234,043
Sun Hung Kai Properties Ltd                            RE            50,000           256,509
Tianjin Development Holdings Ltd*                      DB         1,000,000           613,812
                                                                                 ------------
                                                                                    5,190,616
                                                                                 ------------
INDIA 6.82%
Gujarat Ambuja Cement Ltd Sponsored
   GDR Representing Ord Shrs                           BD            11,700            61,425
Mahanagar Telephone Nigam
   Ltd Sponsored GDR
   Representing 2 Regulation S
   Shrs*~                                              TL            25,000           376,562
Ranbaxy Laboratories Ltd GDR
   Representing Ord Shrs                               HD             7,500           176,250
State Bank of India GDR
   Representing 2 Regulation S Shrs~                   BK            16,000           236,000
                                                                                 ------------
                                                                                      850,237
                                                                                 ------------





INDONESIA 0.97%
PT Bank Internasional Indonesia
   Warrants (Exp 2000)*                                BK            22,652      $        166
PT Bimantara Citra                                     CG           265,000            14,512
PT Dynaplast Foreign Shrs                              CH         1,035,000            44,357
PT Telekomunikasi Indonesia
   Foreign Shrs                                        TN           150,000            61,428
                                                                                 ------------
                                                                                      120,463
                                                                                 ------------
LUXEMBOURG 2.40%
Korea Asia Fund IDR*                                   FN               315           299,250
                                                                                 ------------
MALAYSIA 8.25%
Commerce Asset Holding Berhad                          BK           280,000           117,864
Hong Leong Credit Berhad                               FN            78,000            61,563
Hong Leong Credit Berhad
   Warrants (Exp 2001)*                                FN            12,000               947
Magnum Corp Berhad                                     CG           261,000           144,199
Malakoff Berhad                                        AG            20,000            36,593
Malayan Banking Berhad                                 BK           116,000           255,244
Metroplex Berhad                                       RE           320,000            73,473
Sime Darby Berhad                                      MY            98,000           100,787
Tanjong PLC                                            GM           136,000           217,933
United Engineers Berhad Ltd                            EC            38,000            19,449
                                                                                 ------------
                                                                                    1,028,052
                                                                                 ------------
PHILIPPINES 2.92%
Benpres Holdings Sponsored GDR*^                       BR            10,040            22,590
   GDR Representing 20
   Regulation S Shrs*~                                 BR            25,100            56,475
First Philippine Holdings B Shrs                       CG           123,000            70,656
Philippine Long Distance Telephone                     TL             5,000           122,509
Uniwide Holdings*                                      DB           786,000             7,372
William Gothong & Aboitiz*                             AF         4,000,000            84,408
                                                                                 ------------
                                                                                      364,010
                                                                                 ------------
SINGAPORE 10.98%
Avimo Singapore Ltd                                    EL           120,000           143,972
City Developments Ltd                                  RE            40,000           124,636
DBS Land Ltd                                           RE           120,000           123,005
Development Bank of Singapore
   Ltd Foreign Shrs                                    BK            23,000           147,350





Parkway Holdings Ltd                                   HC            63,000            95,032
Singapore Airlines Ltd Foreign Shrs                    AR            22,000           143,506
Singapore Technologies
   Engineering Ltd*                                    EC           120,000            97,845
Singapore Telecommunications Ltd                       TL           170,000           336,633
United Overseas Bank Ltd                               BK            42,000           156,552
                                                                                 ------------
                                                                                    1,368,531
                                                                                 ------------
SOUTH KOREA 0.09%
Sungmi Telecom Electronics*                            CM               230            10,760
                                                                                 ------------
THAILAND 1.89%
Bangkok Expressway PLC*                                EC            37,000            28,232
Bangkok Expressway PLC
   Foreign Shrs*                                       EC            90,000            68,673
Electricity Generating PLC
   Foreign Shrs*                                       EU            45,000           124,550
Thai Farmers Bank PLC
   Warrants (Exp 2002)*                                BK             1,875               323
Total Access Communications PLC                        TC            18,400            14,536
                                                                                 ------------
                                                                                      236,314
                                                                                 ------------
UNITED KINGDOM 3.55%
HSBC Holdings PLC                                      BK            20,000           443,237
TOTAL COMMON STOCKS
   & WARRANTS
   (Cost $16,984,388)                                                              10,105,666
                                                                                 ------------
SHORT-TERM INVESTMENTS --
   REPURCHASE AGREEMENTS 18.94%
UNITED STATES 18.94%
Repurchase Agreement with
 State Street Bank & Trust Co
 dated 1/30/1998 due 2/2/1998 at 5.530%,
 repurchased at $2,361,725
(Collateralized by US Treasury
 Bonds due 11/15/2015 at 9.875%
 value $2,415,683)
   (Cost $2,361,000)                                   RA      $  2,361,000         2,361,000
                                                                                 ------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%





   (Cost $19,345,388)
   (Cost for Income Tax Purposes
   $19,383,305)                                                                 $  12,466,666
                                                                                 ============

EUROPEAN SMALL COMPANY Fund
COMMON STOCKS 95.66%
AUSTRIA 0.18%
Scala Business Solutions NV
   Registered Shrs*                                    SV            13,091      $     82,443
                                                                                 ------------
BELGIUM 1.37%
Creyf's SA                                             SV             5,000           611,405
                                                                                 ------------
DENMARK 3.43%
Coloplast A/S Registered B Shrs                        HC             6,200           498,413
Falck Holding A/S                                      AF            10,500           513,988
NeuroSearch A/S*                                       HD             6,900           521,008
                                                                                 ------------
                                                                                    1,533,409
                                                                                 ------------
FINLAND 1.60%
KCI Konecranes International PLC                       MY             6,255           214,704
TT Tieto OY Series B Shrs                              CO             4,600           498,619
                                                                                 ------------
                                                                                      713,323
                                                                                 ------------
FRANCE 13.29%
Altran Technologies SA                                 EC             2,300           755,143
Dassault Systemes SA                                   CO            22,500           679,555
FDM Pharma*                                            BI            12,000           286,180
Genset SA*                                             BI             8,200           534,432
GrandVision SA                                         PI            18,000           688,596
Ingenico SA                                            SV            19,700           466,595
LVL Medical Groupe                                     HC             4,190           479,090
Leon de Bruxelles SA*                                  RS            11,150           845,081
Picogiga SA*                                           ES            13,727           414,813
UBI Soft Entertainment*                                TY             8,000           786,669
                                                                                 ------------
                                                                                    5,936,154
                                                                                 ------------
GERMANY 4.33%
Boewe Systec AG                                        MY            18,200           637,195
Data Modul AG                                          EL            16,500           702,238
LOESCH Umweltschutz AG                                 PC            21,500           470,457





Sartorius AG                                           EL               434      $    122,507
                                                                                 ------------
                                                                                    1,932,397
                                                                                 ------------
IRELAND 5.34%
Adare Printing Group PLC                               PB            30,000           309,015
IONA Technologies PLC
   Sponsored ADR Representing
   Ord Shrs*                                           CO            23,900           442,150
Irish Continental Group PLC                            AF            22,500           323,590
Ryanair Holdings PLC*                                  AR           150,000           698,542
Saville Systems PLC Sponsored
   ADR Representing Ord Shrs*                          CO            15,000           611,250
                                                                                 ------------
                                                                                    2,384,547
                                                                                 ------------
ITALY 6.62%
Aeroporti di Roma SpA*^                                AR            19,200           248,085
Banca Popolare Commercio e
   Industria                                           BK            27,650           521,336
Bulgari SpA                                            CJ           122,800           676,566
Gucci Group NV New York
   Registered Shrs                                     RT            11,000           437,937
SAES Getters SpA Non-Conv
   Savings Shrs                                        EL            34,742           315,968
Simint SpA*                                            TA           103,000           756,828
                                                                                 ------------
                                                                                    2,956,720
                                                                                 ------------
NETHERLANDS 13.93%
Aalberts Industries NV                                 CG            22,400           603,531
Baan Co NV*                                            CO            15,700           575,994
Beter Bed Holding NV                                   HF            18,800           410,704
Cap Gemini NV                                          CO            11,000           465,125
Content Beheer NV                                      SV            22,000           585,278
Fugro NV Certificates                                  EC            21,100           639,184
Grand Hotel Krasnapolsky NV                            LH            14,900           473,790
Kempen & Co NV                                         IV             8,442           378,273
Koninklijke Ahrend Groep NV                            OE            11,800           359,177
Polynorm NV                                            MG             4,800           460,222
QIAGEN NV New York
   Registered Shrs*                                    BI            16,600           747,000
Unique International NV                                SV            24,600           525,468
                                                                                 ------------
                                                                                    6,223,746





                                                                                 ------------
NORWAY 6.47%
Ark A/S A                                              CO            47,000      $    496,166
Ekornes A/S A Registered Shrs                          HF            60,000           554,228
Tandberg A/S A*                                        CM            23,600           451,564
Tandberg Television A/S A*                             CM            47,200           554,334
Tomra Systems A/S A                                    MY            41,400           835,856
                                                                                 ------------
                                                                                    2,892,148
                                                                                 ------------
SPAIN 1.58%
Tele Pizza SA*                                         RS             7,300           706,474
                                                                                 ------------
SWEDEN 4.15%
Assa Abloy AB Series B Shrs                            MG            19,300           476,072
Caran AB Series B Shrs                                 CO            79,950           616,289
OXiGENE Europe AB*                                     HD             7,700           118,710
Scandic Hotels AB*                                     LH            25,500           641,588
                                                                                 ------------
                                                                                    1,852,659
                                                                                 ------------
SWITZERLAND 3.43%
Belimo Automation AG
   Registered Shrs                                     BD             1,186           401,855
Disetronic Holding AG                                  HC               310           713,208
Valora Holding AG Registered Shrs                      RS             1,820           418,722
                                                                                 ------------
                                                                                    1,533,785
                                                                                 ------------
UNITED KINGDOM 28.73%
ABI Leisure Group PLC                                  LT           433,666           106,357
American Port Services PLC                             AF           100,000           204,375
Antonov PLC*                                           AP           277,816           347,485
AromaScan PLC*                                         EL           235,339            65,412
Ash & Lacy PLC                                         MG            50,000           129,165
Atlantic Telecom Group PLC*                            CA           200,000           497,040
Avocet Mining PLC*                                     GP           150,000           247,702
Claremont Garments Holdings PLC                        TA           370,000           393,218
Cortecs PLC*                                           HD           150,000           453,713
Denby Group PLC                                        HW            90,000           217,782
Dialog Corp PLC*                                       CO            88,500           253,221
Electronics Boutique PLC*                              RT           260,000           208,299
Filtronic Comtek PLC                                   TL            39,000           340,505
GEI International PLC                                  MY           200,000           313,920
Games Workshop Group PLC                               LT            50,000           537,098





Greenway Holdings PLC                                  PC           163,749      $    133,865
Hambro Countrywide PLC                                 RE           256,450           511,541
Helical Bar PLC                                        RE            35,000           336,197
Hozelock Group PLC                                     HP            75,000           413,246
Ilion Group PLC                                        CO            60,000           149,602
Infobank International
   Holdings PLC*                                       CO           120,454           413,579
Innovative Technologies
   Group PLC*                                          HD           186,434           317,012
Intelligent Environments
   Group PLC*                                          CO           300,000           120,172
Ionica Group PLC*                                      TN           125,000           194,156
McCarthy & Stone PLC                                   HB           100,000           189,660
Memory Corp PLC*                                       CO           340,000           147,314
NSM PLC*@                                              GP           575,000                 0
Norbain PLC                                            EL           120,000           515,025
Orbis PLC                                              SV           750,000           527,288
Pendragon PLC                                          AM           107,142           442,322
Psion PLC                                              CO            60,000           424,773
Queensborough Holdings PLC                             RE           500,000           155,325
Regal Hotel Group PLC                                  LH           650,000           446,355
Richards PLC                                           TA           337,500           179,339
Rutland Trust PLC                                      FN           400,000           379,320
SEP Industrial Holdings PLC                            MG           584,000           267,355
Savills PLC                                            SV           300,000           632,745
Slimma PLC                                             TA           170,000           127,857
Symonds PLC                                            MG           500,000           294,300
Syndicate Capital Trust PLC                            FN           200,000           379,320
TransTec PLC                                           MG           200,000           219,090
Vero Group PLC                                         CM           150,000           208,463
Vymura PLC                                             BD           190,834           396,257
                                                                                 ------------
                                                                                   12,836,770
                                                                                 ------------
UNITED STATES 1.21%
OXiGENE Inc*                                           HD            35,300           542,737
                                                                                 ------------
TOTAL COMMON STOCKS
   (Cost $43,119,118)                                                              42,738,717
                                                                                 ------------
PREFERRED STOCKS 4.34%
GERMANY 4.34%
Fresenius AG Non-Voting Pfd                            HC             3,500           746,713
Marschollek, Lautenschlaeger und
   Partners AG Non-Voting Pfd                          IN             2,630           751,013





Sander (Jil) AG Non-Voting Pfd                         TA             1,460      $    439,275
                                                                                 ------------
TOTAL PREFERRED STOCKS
   (Cost $2,087,718)                                                                1,937,001
                                                                                 ------------
TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $45,206,836)
 (Cost for Income Tax Purposes
   $45,240,492)                                                                  $ 44,675,718
                                                                                 ============

LATIN AMERICAN GROWTH Fund
COMMON STOCKS 63.91%
ARGENTINA 12.34%
Aluar Aluminio Argentina SAIC
   Class B Shrs                                        AL           170,000      $    586,751
Cresud SA Series B Shrs*                               FD           300,200           543,595
Disco SA Sponsored ADR
   Representing 3 Shrs*                                RT            35,000         1,435,000
Inversiones y Representaciones
   SA Sponsored GDR
   Representing 10 Shrs                                RE            40,000         1,277,500
SA Importadora y Exportadora
   de la Patagonia Series B Shrs                       RT            45,000           751,822
SA San Miguel AGICI y F B Shrs*                        AG            35,230           578,019
Sociedad Comercial del Plata SA                        CG           949,990         1,207,004
Telefonica de Argentina SA
   Sponsored ADR Representing
   10 Class B Shrs                                     TN            35,000         1,211,875
                                                                                 ------------
                                                                                    7,591,566
                                                                                 ------------
BRAZIL 9.05%
Cia Paranaense de Energia-Copel*                       EU       152,000,000         1,488,712
Light Participacoes SA                                 EU        11,000,000         2,056,773
Rossi Residencial SA GDR
   Regulation S Representing
   5 Ord Shrs*~                                        HB            63,600           206,700
Telecomunicacoes Brasileiras SA                        TL        20,000,000         1,816,371
                                                                                 ------------
                                                                                    5,568,556
                                                                                 ------------
CHILE 2.70%
Administradora de Fondos de





   Pensiones Provida SA
   Sponsored ADR Representing
   Cmn Shrs                                            FN            30,000      $    498,750
Sociedad Quimica y Minera de
   Chile SA Sponsored ADR
   Representing 10 Series B Shrs                       CH            29,000         1,167,250
                                                                                 ------------
                                                                                    1,666,000
                                                                                 ------------
MEXICO 35.02%
Alfa SA de CV Participation
   Certificates Series A Shrs                          CH           280,718         1,453,363
Cemex SA de CV Series B Shrs*                          BD           450,000         1,904,256
Cifra SA de CV Series C Shrs                           RT         1,000,000         1,695,036
   V Shrs                                              RT           116,451           215,008
Consorcio ARA SA de CV
   Regulation S Sponsored ADR
   Representing 10 Shrs*~                              HB            13,400           593,971
   Sponsored ADR Representing
   10 Shrs*^                                           HB            20,600           913,120
Controladora Comercial Mexicana
   SA de CV GDR Representing
   20 Linked BC Units                                  RT            69,200         1,660,800
Corporacion GEO SA de CV
   Series B Shrs*                                      HB           180,000           970,213
Fomento Economico Mexicano
   SA de CV Series B Shrs                              BV           200,000         1,252,955
Grupo Accion SA de CV
   Regulation S Sponsored
   ADR Representing 10
   Series B Shrs*~                                     EC            45,000           425,529
Grupo Carso SA de CV
   Series A-1 Shrs                                      CG           320,000         1,823,168
Grupo Financiero
   Banamex-Accival SA de CV
   Series B Shrs*                                      BK           575,000         1,529,256
Grupo Industrial Saltillo SA de
   CV Series B Shrs                                    IS           300,000           950,355
Grupo Televisa SA de CV
   Participation Certificates
   Representing Series A, D & L Shrs*                  BR            60,000           952,482
Panamerican Beverages Class A                          BV            75,000         2,437,500
Sanluis Corp SA de CV
   Participation Certificates
   Representing Series B, C & D Shrs                   MY           230,000         1,438,180





Tubos de Acero de Mexico SA
   Sponsored ADR Representing
   Cmn Shrs*                                           IS            80,000      $  1,330,000
                                                                                 ------------
                                                                                   21,545,192
                                                                                 ------------
PERU 3.01%
CPT Telefonica del Peru SA
   Sponsored ADR Representing
   10 Class B Shrs                                     TN            35,000           686,875
Cia de Minas Buenaventura SA
   Series T Shrs                                       GP           150,000           649,468
Ferreyros SA Regulation S
   Sponsored ADR
   Representing 20 Ord Shrs*~                          MY            25,464           514,515
                                                                                 ------------
                                                                                    1,850,858
                                                                                 ------------
VENEZUELA 1.79%
Cia Anonima Nacional Telefonos
   de Venezuela ADR
   Representing 7 Class D Shrs                         TL            30,000         1,102,500
                                                                                 ------------
   TOTAL COMMON STOCKS
   (Cost $44,057,628)                                                              39,324,672
                                                                                 ------------
PREFERRED STOCKS & RIGHTS 36.09%
ARGENTINA 1.30%
Nortel Inversora SA ADR
   Representing 1/20th of
   a Pfd B Shr                                         TL            35,000           798,438
                                                                                 ------------
BRAZIL 34.79%
Banco Bradesco SA
   Non-Voting Pfd*                                     BK       121,446,500           962,386
   Rights Pfd*                                         BK         5,192,466             6,935
Banco Itau SA Non-Voting Pfd                           BK         2,324,000         1,268,443
Centrais Eletricas Brasileiras SA
   Class B Non-Voting Pfd                              EU        60,000,000         2,697,846
Centrais Eletricas de Santa
   Catarina SA Series B Pfd                            EU         1,570,000         1,425,851
Cia Brasileira de Distribuicao
   Grupo Pao de Acucar                                 RT        45,000,000           801,340
   Sponsored ADR Representing
   1000 Pfd Shrs^                                      RT            50,000           890,375





   1000 Regulation S Pfd Shrs~                         RT            38,067      $    701,860
Cia de Tecidos Norte de
   Minas Coterninas Pfd                                TA         5,800,000         1,313,771
Cia Energetica de Brasilia Pfd                         EU         2,080,000           178,717
Cia Energetica de Minas
   Gerais Pfd                                          EU        29,999,000         1,185,944
Cia Energetica do Ceara-Coelce
   Series A Pfd*                                       EU       150,000,000           447,415
Globex Utilidades SA Pfd                               RT            30,000           189,651
Lojas Renner SA Pfd                                    RT        10,000,000           276,017
Perdigao SA Pfd                                        FD       252,900,000           315,247
Petroleo Brasileiro SA Pfd                             OG        16,500,000         3,525,897
Telecomunicacoes Brasileiras
   SA Sponsored ADR
   Representing 1000 Pfd Shrs                          TN            47,000         5,217,000
                                                                                 ------------
                                                                                   21,404,695
                                                                                 ------------
TOTAL PREFERRED STOCKS & RIGHTS
   (Cost $25,698,834)                                                              22,203,133
                                                                                 ------------
TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $69,756,462)
 (Cost for Income Tax Purposes
   $69,768,363)                                                                  $ 61,527,805
                                                                                 ============

REALTY Fund
COMMON STOCKS 89.45%
AUSTRALIA 1.41%
BT Hotel Group Ltd                                     LH           430,000           303,534
Mirvac Property Trust                                  RE           250,000           248,433
                                                                                 ------------
                                                                                      551,967
                                                                                 ------------
CANADA 1.87%
RioCan REIT                                            RE            18,000           266,594
Trizec Hahn                                            RE            20,000           465,000
                                                                                 ------------
                                                                                      731,594
                                                                                 ------------
HONG KONG 0.20%
Sun Hung Kai Properties Ltd
Sponsored ADR Representing Ord Shrs                    RE            15,100            77,465
                                                                                 ------------





JAPAN 0.35%
Hankyu Realty                                          RE            26,000      $    138,407
                                                                                 ------------
LUXEMBOURG 1.02%
Security Capital US Realty*                            RE            28,500           399,000
                                                                                 ------------
SINGAPORE 0.23%
Singapore Land Ltd ADR
Representing Ord Shrs                                  RE            49,000            88,465
                                                                                 ------------
UNITED STATES 84.37%
American General Hospitality                           RE             2,300            63,394
American Skiing*                                       LT            40,000           552,500
AMRESCO Inc*                                           FN            47,000         1,332,157
Apartment Investment
& Management Class A                                   RE            10,000           371,250
Arden Realty Group                                     RE            80,600         2,276,950
Bay Apartment Communities                              RE            12,040           456,767
Bedford Property Investors                             RE             9,500           201,281
CBL & Associates Properties                            RE            17,100           422,156
Cabot Industrial Trust*                                RE            15,100           339,750
Cadillac Fairview*                                     RL            46,700         1,024,481
Camden Property Trust SBI                              RE            20,000           596,250
CarrAmerica Realty                                     RE            40,000         1,172,500
Catellus Development*                                  RE            38,400           727,200
Cousins Properties                                     RE            40,000         1,202,500
Crescent Operating*                                    RE             5,000           100,312
Crescent Real Estate Equities                          RE            38,900         1,366,362
Equity Office Properties Trust SBI                     RE            62,504         1,894,666
Equity Residential Properties
   Trust SBI                                           RE            21,250         1,086,406
Essex Property Trust                                   RE            31,300         1,077,894
First Industrial Realty Trust                          RE            19,300           692,387
First Union Real Estate Equity
   & Mortgage Investments SBI                          RE            32,400           386,775
Gables Residential Trust SBI                           RE             9,200           251,275
Highwoods Properties                                   RE            27,800         1,006,012
Host Marriott*                                         LH            20,000           350,000
Kimco Realty                                           RE            20,700           714,150
Liberty Property Trust SBI                             RE            30,300           821,887
Mack-Cali Realty                                       RE            39,600         1,596,375
Meditrust Corp Paired Certificates                     RE            50,000         1,609,375
Merry Land & Investment                                RE            12,400           285,975
Oasis Residential                                      RE            31,000           678,125





Patriot American Hospitality                           RE            86,949      $  2,228,068
Prentiss Properties Trust                              RE            22,700           618,575
Public Storage                                         RE            18,500           608,188
Rouse Co                                               RE            46,300         1,556,838
Simon DeBartolo Group                                  RE            14,730           488,852
Starwood Hotels & Resorts Trust                        RE            30,900         1,680,188
Sunstone Hotel Investors                               RE            39,800           669,138
Taubman Centers                                        RE            20,000           260,000
Vornado Realty Trust SBI                               RE             3,900           177,450
                                                                                 ------------
                                                                                   32,944,409
                                                                                 ------------
TOTAL COMMON STOCKS
   (Cost $34,946,623)                                                              34,931,307
                                                                                 ------------
SHORT-TERM INVESTMENTS --
   REPURCHASE AGREEMENTS 10.55%
UNITED STATES 10.55%
Repurchase  Agreement with
 State Street Bank & Trust Co
 dated  1/30/1998
 due 2/2/1998 at 5.530%,
 repurchased at $4,120,898
 (Collateralized by US Treasury
 Bonds due 11/15/2015 at 9.875%
 value $ 4,209,145)
   (Cost $4,119,000)                                   RA         4,119,000         4,119,000
                                                                                 ------------
TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $39,065,623)
 (Cost for Income Tax Purposes
   $39,158,216)                                                                  $ 39,050,307
                                                                                 ============

WORLDWIDE CAPITAL GOODS Fund
COMMON STOCKS 86.50%
FRANCE 2.10%
Thomson-CSF                                            AE             9,200      $    315,582
                                                                                 ------------
ITALY 2.13%
Telecom Italia SpA                                     TL            46,000           318,869
                                                                                 ------------
MEXICO 4.81%
Cemex SA de CV





   Participation Certificates*                         BD            30,000      $    107,979
   Series A Shrs*                                      BD            10,000            36,170
Consorcio G Grupo Dina SA
   Sponsored ADR Representing
   4 Shrs*                                             AM            46,000           209,875
Grupo Carso SA de CV
   Series A-1 Shrs                                     CG            27,000           153,830
Grupo Imsa SA de CV Sponsored
   ADR Representing 9 Units                            CG            11,100           213,675
                                                                                 ------------
                                                                                      721,529
                                                                                 ------------
SPAIN 2.94%
Endesa SA Sponsored ADR                                EU            23,000           441,313
                                                                                 ------------
SWEDEN 1.66%
AB Volvo Sponsored ADR
   Representing 1 Class B Shr                          AM             9,200           248,400
                                                                                 ------------
UNITED KINGDOM 2.03%
Denison International PLC ADR
   Representing Ord Shrs*                              MY            18,400           303,600
                                                                                 ------------
UNITED STATES 70.83%
Brush Wellman                                          MG            23,000           564,937
Coastal Corp                                           NG             6,900           400,200
Dana Corp                                              AP            11,500           576,437
Exxon Corp                                             OG             4,700           278,769
Federal-Mogul Corp                                     AP             6,900           310,500
General Electric                                       EE             6,500           503,750
Gleason Corp                                           MY            12,000           291,750
Global Industries Ltd*                                 OG            34,500           508,875
Grace (W R) & Co                                       CH             5,500           432,094
Howmet International*                                  AE            27,500           398,750
IRI International*                                     OG            34,000           405,875
Ingersoll-Rand Co                                      MY            12,700           504,825
Integrated Electrical Services*                        SV            24,000           354,000
Kennametal Inc                                         MY             9,200           452,525
Northern States Power                                  EU             6,900           370,012
Owens-Illinois Inc*                                    CT            16,400           596,550
Parker-Hannifin Corp                                   EL            12,300           537,356
Phillips Petroleum                                     OG             5,900           259,600
Potlatch Corp                                          PF             9,200           409,400
Southdown Inc                                          BD             6,900           435,131
TransTechnology Corp                                   MG            13,800           360,525





Tyco International Ltd                                 MG             9,200      $    408,250
USX-Marathon Group                                     OG            14,700           493,369
US WEST Communications Group                           TL             7,800           375,375
Williams Cos                                           OG            13,800           393,300
                                                                                 ------------
                                                                                   10,622,155
                                                                                 ------------
TOTAL COMMON STOCKS
   (Cost $12,631,058)                                                              12,971,448
                                                                                 ------------
SHORT-TERM INVESTMENTS --
   REPURCHASE AGREEMENTS 13.50%
UNITED STATES 13.50%
 Repurchase  Agreement with
 State  Street  Bank & Trust Co
 dated  1/30/1998
 due 2/2/1998 at 5.530%,
 repurchased at $2,025,933
 (Collateralized by US Treasury
 Bills, Discount Notes
 due 7/23/1998 value $2,067,000)
   (Cost $2,025,000)                                   RA         2,025,000         2,025,000
                                                                                 ------------
TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $14,656,058)
 (Cost for Income Tax Purposes
   $14,657,828)                                                                 $  14,996,448
                                                                                 ============

WORLDWIDE COMMUNICATIONS Fund
COMMON STOCKS 82.09%
ARGENTINA 2.27%
Telecom Argentina STET-France
   Telecom SA Sponsored ADR
   Representing Class B Shrs                           TN            40,600      $  1,273,825
Telefonica de Argentina SA
   Sponsored ADR Representing
   10 Class B Ord Shrs                                 TN            32,000         1,108,000
                                                                                 ------------
                                                                                    2,381,825
                                                                                 ------------
BERMUDA 0.98%
Iridium World Communications Ltd *                     TC            25,000         1,028,125
                                                                                 ------------





CANADA 4.00%
BCE Inc                                                TN            44,000      $  1,375,000
MetroNet Communications
   Non-Voting Class B Shrs*                            TN            20,000           423,125
Newbridge Networks*                                    TN            31,100           808,600
Northern Telecom Ltd                                   TN            35,400         1,597,425
                                                                                 ------------
                                                                                    4,204,150
                                                                                 ------------
CHILE 0.49%
Cia de Telecomunicaciones de
   Chile SA Sponsored ADR
   Representing Series A Shrs                          TL            21,250           511,328
                                                                                 ------------
FINLAND 1.22%
Nokia Corp Sponsored ADR
   Representing Class A Shrs                           CM            16,900         1,284,400
                                                                                 ------------
FRANCE 1.78%
France Telecom SA Sponsored
   ADR Representing Ord Shrs*                          TL            44,200         1,872,975
                                                                                 ------------
HONG KONG 0.40%
Asia Satellite Telecommunications
   Holdings Ltd Sponsored ADR
   Representing 10 Shrs                                TL            29,000           424,125
                                                                                 ------------
IRELAND 0.91%
Saville Systems PLC Sponsored
   ADR Representing Ord Shrs*                          CO            23,500           957,625
                                                                                 ------------
ITALY 3.56%
Telecom Italia Mobile SpA*                             TN           450,000         2,147,373
Telecom Italia SpA                                     TL           229,500         1,590,878
                                                                                 ------------
                                                                                    3,738,251
                                                                                 ------------
PORTUGAL 1.77%
Portugal Telecom SA Sponsored
   ADR Representing Ord Shrs                           TL            36,600         1,862,025
                                                                                 ------------
SPAIN 1.70%
Telefonica de Espana SA                                TN            27,000           883,190
Telefonica de Espana SA
   Sponsored ADR Representing





   10 B Shrs                                           TN             9,200      $    898,150
                                                                                 ------------
                                                                                    1,781,340
                                                                                 ------------
SWEDEN 1.18%
Ericsson (L M) Telephone
   Sponsored ADR Representing
   Class B Shrs                                        CM            32,000         1,236,000
                                                                                 ------------
UNITED KINGDOM 3.79%
COLT Telecom Group PLC
   Sponsored ADR Representing
   4 Ord Shrs*                                         TL            54,500         3,310,875
Esat Telecom Group PLC
   Sponsored ADR Representing
   2 Ord Shrs*                                         TL            39,000           667,875
                                                                                 ------------
                                                                                    3,978,750
                                                                                 ------------
UNITED STATES 58.04%
AirTouch Communications*                               TC            20,000           877,500
America Online*                                        CO            10,100           966,444
Ameritech Corp                                         TN            41,400         1,777,612
Belden Inc                                             EL            17,000           648,125
Bell Atlantic                                          TN            19,555         1,810,060
BellSouth Corp                                         TN            26,800         1,623,075
Brightpoint Inc*                                       TC            62,000         1,042,375
Century Telephone Enterprises                          TN            38,900         2,051,975
CIENA Corp*                                            CM            32,400         1,784,025
Cisco Systems*                                         CO            17,750         1,119,359
Comverse Technology*                                   CM            26,000           875,875
Concentric Network*                                    CO            22,500           239,062
Digital Microwave*                                     CM            47,500           958,906
FORE Systems*                                          CO            40,000           590,000
ICG Communications*                                    TL            85,000         2,093,125
IDT Corp*                                              TL            40,000         1,010,000
Intel Corp                                             ES             8,000           648,000
Intermedia Communications*                             TN            39,300         2,416,950
International Telecommunication
   Data Systems*                                       SV            30,500         1,075,125
LCI International*                                     TL            54,000         1,549,125
Loral Space & Communications Ltd*                      EL            71,000         1,566,438
Lucent Technologies                                    CM            17,500         1,548,750
MCI Communications                                     TL            62,500         2,902,344
McLeodUSA Inc Class A*                                 TL            52,400         1,804,525





Motorola Inc                                           CM            21,900      $  1,301,681
NEXTEL Communications Class A*                         TC           108,400         2,960,675
NEXTLINK Communications Class A*                       TC            59,100         1,470,112
P-COM Inc*                                             TL            56,800         1,107,600
Pacific Gateway Exchange*                              TL            18,000           970,313
PairGain Technologies*                                 CM            59,300         1,089,637
QUALCOMM Inc*                                          CM            15,000           778,125
Qwest Communications International*                    TL            18,000         1,275,750
RSL Communications Ltd Class A*                        TL            75,000         1,668,750
SBC Communications                                     TN            28,500         2,215,875
Sprint Corp                                            TL            34,700         2,060,312
Tel-Save Holdings*                                     TL            45,000         1,068,750
Teleport Communications Group
   Class A*                                            TL            43,000         2,399,937
Teligent Inc Class A*                                  TL            31,150           895,563
Tellabs Inc*                                           CM            25,000         1,279,688
US WEST Communications Group                           TL            33,200         1,597,750
WinStar Communications*                                TL            35,000         1,144,063
WorldCom Inc*                                          TL            75,000         2,685,938
                                                                                 ------------
                                                                                   60,949,294
                                                                                 ------------
TOTAL COMMON STOCKS
   (Cost $68,621,315)                                                              86,210,213
                                                                                 ------------
PREFERRED STOCKS 1.06%
BRAZIL 1.06%
Telecomunicacoes Brasileiras
   SA Sponsored ADR
   Representing 1,000 Pfd
   (Cost $1,132,475)                                   TN            10,000         1,110,000
                                                                                 ------------
SHORT-TERM INVESTMENTS --
   REPURCHASE AGREEMENTS 16.85%
UNITED STATES 16.85%
Repurchase  Agreement with
 State  Street  Bank & Trust Co
 dated  1/30/1998 due 2/2/1998
 at 5.530%, repurchased at
 $17,706,156 (Collateralized by
 US Treasury Bills, Discount Notes
 due 7/23/1998 value $18,067,554)
   (Cost $17,698,000)                                  RA        17,698,000        17,698,000
                                                                                 ------------





TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $87,451,790)
 (Cost for Income Tax Purposes
   $87,453,920)                                                                  $105,018,213
                                                                                 ============

S&P 500 INDEX Fund
COMMON STOCKS 58.51%
CANADA 0.52%
Alcan Aluminium Ltd                                    MM                32              $942
Barrick Gold                                           GP               152             2,945
Inco Ltd                                               MM                23               408
Laidlaw Inc                                            PC                46               656
Northern Telecom Ltd                                   TN               274            12,364
Placer Dome                                            GP                33               425
Seagram Co                                             BV               150             5,119
                                                                                 ------------
                                                                                       22,859
                                                                                 ------------
NETHERLANDS 1.44%
Royal Dutch Petroleum
   New York Registry 1.25
   Gldr Shrs                                           OG               899            46,074
Unilever NV New York Shrs                              FD               289            16,491
                                                                                 ------------
                                                                                       62,565
                                                                                 ------------
UNITED STATES 56.55%
AMP Inc                                                EE                31             1,240
AMR Corp*                                              AR                13             1,641
AT&T Corp                                              TL               727            45,528
Abbott Laboratories                                    HD               307            21,739
Adobe Systems                                          CO                10               385
Advanced Micro Devices*                                CM                20               401
Aetna Inc                                              IN                21             1,543
Ahmanson (H F) & Co                                    SL                13               758
Air Products & Chemicals                               CH                15             1,201
AirTouch Communications*                               TC               170             7,459
Albertson's Inc                                        RT                34             1,621
Allegheny Teledyne                                     IS                24               591
AlliedSignal Inc                                       MG               279            10,864
Allstate Corp                                          IN               160            14,160
ALLTEL Corp                                            TN                26             1,111
Aluminum Co of America                                 AL                24             1,833





ALZA Corp                                              HD                12      $        427
Amerada Hess                                           OG                13               711
Ameren Corp*                                           EU                14               513
American Electric Power                                EU                26             1,282
American Express                                       CF               165            13,808
American General                                       IN                34             1,917
American Greetings Class A                             PB                10               433
American Home Products                                 HD               291            27,772
American International Group                           IN               298            32,873
American Stores                                        RT                38               826
Ameritech Corp                                         TN               452            19,408
Amgen Inc                                              BI                37             1,850
Amoco Corp                                             OG               168            13,671
Andrew Corp*                                           CM                13               357
Anheuser-Busch Cos                                     BV               168             7,549
Aon Corp                                               IN                23             1,284
Apache Corp                                            OG                13               431
Apple Computer*                                        CO                18               330
Applied Materials*                                     ES               151             4,955
Archer-Daniels-Midland Co                              FD               278             5,855
Armco Inc*                                             IS                15                70
Atlantic Richfield                                     OG                45             3,347
Automatic Data Processing                              CO                41             2,452
AutoZone Inc*                                          RT                21               576
Avery Dennison                                         OE                14               628
Avon Products                                          PL                18             1,080
BB&T Corp                                              BK                19             1,120
Baker Hughes                                           OG                24               925
Baltimore Gas & Electric                               EU                21               638
Banc One                                               BK               282            15,757
Bank of New York                                       BK               153             8,291
BankAmerica Corp                                       BK               297            21,106
BankBoston Corp                                        BK                20             1,790
Bankers Trust New York                                 BK                14             1,460
Battle Mountain Gold                                   GP                32               180
Baxter International                                   HC                39             2,172
Bay Networks*                                          CO                30               816
Becton Dickinson & Co                                  HC                17             1,073
Bell Atlantic                                          TN               308            28,509
BellSouth Corp                                         TN               438            26,526
Beneficial Corp                                        CF                14             1,087
BestFoods Inc                                          FD                20             1,950
Bethlehem Steel*                                       IS                16               158
Biomet Inc                                             HC                16               458
Black & Decker                                         HP                13               626





Block (H & R) Inc                                      SV                15      $        658
Boeing Co                                              AE               440            20,927
Boston Scientific*                                     HC                27             1,370
Bristol-Myers Squibb                                   HD               439            43,763
Browning-Ferris Industries                             PC                28               968
Brunswick Corp                                         LT                14               422
Burlington Northern Santa Fe                           RR                22             1,908
Burlington Resources                                   OG                25             1,069
CBS Corp                                               BR                98             2,934
CSX Corp                                               RR                30             1,590
CVS Corp                                               RT                24             1,573
Cabletron Systems*                                     CO                22               318
Campbell Soup                                          FD               164             8,774
Cardinal Health                                        HD                15             1,162
Carolina Power & Light                                 EU                21               853
Case Corp                                              MY                20             1,166
Caterpillar Inc                                        MY               152             7,296
Cendant Corp*                                          SV               310            10,501
Central & South West                                   EU                30               812
Ceridian Corp*                                         CO                11               498
Champion International                                 PF                13               665
Charming Shoppes*                                      RT                15                61
Chase Manhattan                                        BK               159            17,043
Chevron Corp                                           OG               292            21,845
Chrysler Corp                                          AM               293            10,200
Chubb Corp                                             IN                24             1,822
CIGNA Corp                                             IN                10             1,696
Cincinnati Financial                                   IN                15             1,912
CINergy Corp                                           EU                22               759
Circuit City Stores-Circuit City
   Group                                               RT                14               478
Cisco Systems*                                         CO               441            27,811
Citicorp                                               BK               164            19,516
Clear Channel Communications*                          BR                14             1,078
Clorox Co                                              HP                14             1,073
Coastal Corp                                           NG                15               870
Coca-Cola Co                                           BV             1,045            67,664
Cognizant Corp                                         SV                23             1,044
Colgate-Palmolive Co                                   HP                41             3,003
Columbia/HCA Healthcare                                HC               290             7,250
Comcast Corp Class A                                   CA               149             4,666
Comerica Inc                                           BK                15             1,416
Compaq Computer                                        CO               612            18,398
Computer Associates International                      CO               276            14,680
Computer Sciences*                                     CO                11               934





ConAgra Inc                                            FD               166      $      5,250
Conseco Inc                                            IN                26             1,189
Consolidated Edison                                    EU                33             1,363
Consolidated Natural Gas                               NG                13               706
Consolidated Stores*                                   RT                29             1,193
Cooper Industries                                      MY                17               902
Cooper Tire & Rubber                                   AP                11               265
CoreStates Financial                                   BK                28             2,142
Corn Products International*                           FD                 5               160
Corning Inc                                            MG                32             1,088
Cort Business Services                                 SV               200             7,687
Costco Cos*                                            RT                30             1,301
Countrywide Credit Industries                          CF                15               699
Crown Cork & Seal                                      CT                18               891
Cyprus Amax Minerals                                   MM                13               205
DSC Communications*                                    CM                16               320
DTE Energy                                             EU                20               717
Dana Corp                                              AP                15               752
Darden Restaurants                                     RS                21               265
Dayton Hudson                                          RT                30             2,158
Deere & Co                                             MY                35             1,846
Dell Computer*                                         CO                46             4,574
Delta Air Lines                                        AR                10             1,141
Deluxe Corp                                            SP                11               363
Digital Equipment*                                     CO                21             1,188
Dillard's Inc Class A                                  RT                15               527
Disney (Walt) Co                                       ET               294            31,329
Dominion Resources                                     EU                26             1,037
Donnelley (R R) & Sons                                 PB                20               746
Dover Corp                                             MY                31             1,056
Dow Chemical                                           CH                32             2,880
Dow Jones                                              PB                13               653
Dresser Industries                                     OG                24               858
du Pont (E I) de Nemours & Co                          CH               458            25,934
Duke Energy                                            EU               150             8,128
Dun & Bradstreet                                       SV                24               765
EMC Corp*                                              CO               169             5,503
Eastman Chemical                                       CH                11               655
Eastman Kodak                                          PI                45             2,936
Eaton Corp                                             MG                11               987
Edison International                                   EU               153             4,112
Emerson Electric                                       EE               162             9,801
Englehard Corp                                         CH                20               335
Enron Corp                                             OG                44             1,823
Entergy Corp                                           EU                34               973





Equifax Inc                                            SV                21      $       690
Exxon Corp                                             OG             1,044            61,922
FDX Corp                                               TR                16             1,041
FPL Group                                              EU                25             1,434
Freddie Mac                                            FN               297            13,216
Fannie Mae                                             FN               448            27,664
Federated Department Stores*                           RT                29             1,229
Fifth Third Bancorp                                    BK                22             1,677
First Chicago NBD                                      BK                41             3,060
First Data                                             CO               160             4,900
First Union                                            BK               288            13,842
FirstEnergy Corp                                       EU                32               928
Fleet Financial Group                                  BK                35             2,507
Fluor Corp                                             EC                12               452
Ford Motor                                             AM               568            28,968
Fort James                                             PF                29             1,245
Fortune Brands                                         TO                24               918
Freeport McMoRan Copper &
   Gold Class B                                        GP                27               397
Frontier Corp                                          TN                23               599
Fruit of The Loom Class A*                             TA                10               240
GPU Inc                                                EU                17               668
GTE Corp                                               TN               434            23,680
Gannett Co                                             PB                40             2,420
Gap Inc                                                RT               137             5,352
General Dynamics                                       AE                17             1,466
General Electric                                       EE             1,457           112,917
General Mills                                          FD                22             1,638
General Motors                                         AM               299            17,323
General Re                                             IN                11             2,289
Genuine Parts                                          AP                25               830
Georgia-Pacific Corp                                   PF                13               717
Gillette Co                                            PL               278            27,452
Golden West Financial                                  SL                15             1,267
Goodrich (B F) Co                                      CH                10               419
Goodyear Tire & Rubber                                 AP                22             1,378
Grace (W R) & Co                                       CH                20             1,571
Grainger (W W) Inc                                     EE                13             1,251
Green Tree Financial                                   FN                19               376
Guidant Corp                                           HC                21             1,349
HBO & Co                                               HC                28             1,465
Halliburton Co                                         OG                37             1,663
Harcourt General                                       PB                10               533
Harrah's Entertainment*                                LH                14               308
Harris Corp                                            CM                11               524





Hartford Financial Services Group                      IN                16      $      1,440
Hasbro Inc                                             TY                18               621
HEALTHSOUTH Corp*                                      HC               155             3,478
Heinz (H J) Co                                         FD               151             8,371
Hercules Inc                                           GP                13               613
Hershey Foods                                          FD                20             1,274
Hewlett-Packard Co                                     CO               445            26,700
Hilton Hotels                                          LH                35               991
Home Depot                                             RT               302            18,214
Homestake Mining                                       GP                20               190
Honeywell Inc                                          EE                18             1,261
Household International                                CF                15             1,867
Houston Industries                                     EU                40             1,045
Humana Inc*                                            HC                23               461
Huntington Bancshares                                  BK                27               911
ITT Corp*                                              LH                16             1,280
ITT Industries                                         AP                17               527
Ikon Office Solutions                                  OE                19               598
Illinois Tool Works                                    MG                35             1,949
Ingersoll-Rand Co                                      MY                23               914
Intel Corp                                             ES               728            58,968
International Business Machines                        CO               436            43,028
International Flavors & Fragrances                     PL                15               632
International Paper                                    CT                42             1,919
Interpublic Group                                      SV                18               883
Jefferson-Pilot Corp                                   IN                10               817
Johnson & Johnson                                      HD               588            39,359
Johnson Controls                                       AP                12               608
K mart Corp*                                           RT               168             1,848
KLA-Tencor Corp*                                       ES                12               450
Kellogg Co                                             FD               157             7,251
KeyCorp                                                BK                31             2,015
Kimberly-Clark Corp                                    PF               276            14,404
Knight-Ridder Inc                                      PB                12               661
Kroger Co*                                             RT                36             1,408
LSI Logic*                                             ES                20               480
Lehman Brothers Holdings                               IV               100             5,431
Lilly (Eli) & Co                                       HD               455            30,712
Limited Inc                                            RT                38             1,007
Lincoln National                                       IN                14             1,060
Lockheed Martin                                        AE                27             2,810
Loews Corp                                             IN                16             1,596
Louisiana-Pacific Corp                                 PF                15               301
Lowe's Cos                                             BD                24             1,214
Lucent Technologies                                    CM               290            25,665





MBIA Inc                                               FN                12      $        777
MBNA Corp                                              FN               170             5,281
MCI Communications                                     TL               297            13,792
MGIC Investment                                        FN                16             1,082
Mallinckrodt Inc                                       HC                10               354
Marriott International                                 LH                18             1,244
Marsh & McLennan                                       IB                24             1,773
Masco Corp                                             BD                23             1,133
Mattel Inc                                             TY                41             1,661
May Department Stores                                  RT                32             1,682
Maytag Corp                                            HF                13               500
McDonald's Corp                                        RS               296            13,949
McGraw-Hill Cos                                        PB                14               977
Mead Corp                                              PF                15               488
Medtronic Inc                                          HC               166             8,476
Mellon Bank                                            BK                36             2,174
Merck & Co                                             HD               567            66,481
Merrill Lynch                                          IV                47             2,967
Micron Technology*                                     ES                30             1,039
Microsoft Corp*                                        CO               569            84,888
Minnesota Mining & Manufacturing                       MG               157            13,110
Mirage Resorts*                                        GM                25               577
Mobil Corp                                             OG               310            21,119
Monsanto Co                                            HD               283            13,425
Moore Corp Ltd                                         OE                12               180
Morgan (J P) & Co                                      BK                25             2,530
Morgan Stanley Dean Witter
   Discover & Co                                       IV               283            16,520
Morton International                                   CH                19               627
Motorola Inc                                           CM               283            16,821
National City                                          BK                30             1,806
National Semiconductor*                                ES                23               647
NationsBank Corp                                       BK               431            25,864
New York Times Class A                                 PB                13               846
Newell Co                                              HP                22               903
Newmont Mining                                         GP                22               627
Nextlevel Systems*                                     TL                21               365
Niagara Mohawk Power*                                  EU                20               216
NIKE Inc Class B                                       FT                41             1,643
Norfolk Southern                                       RR               153             4,829
Northrop Grumman                                       AE                18             2,207
Norwest Corp                                           BK               305            11,133
Novell Inc*                                            CO                49               346
Nucor Corp                                             IS                12               572
Occidental Petroleum                                   OG               147             3,749





Omnicom Group                                          SV                43      $      1,744
Oracle Systems*                                        CO               437            10,160
Oryx Energy*                                           OG                15               360
Owens-Illinois Inc*                                    CT                20               728
PG&E Corp                                              EU               161             4,800
PNC Bank                                               BK                43             2,217
PP&L Resources                                         EU                23               503
PPG Industries                                         CH                25             1,434
Pacific Enterprises                                    NG                12               433
PacifiCorp                                             EU                41               951
Pall Corp                                              MG                18               359
Parametric Technology*                                 CO                18               914
Parker-Hannifin Corp                                   EL                16               699
PECO Energy                                            EU                31               587
Penney (J C) Co                                        RT                35             2,358
PepsiCo Inc                                            BV               612            22,070
Pfizer Inc                                             HD               581            47,606
Pharmacia & Upjohn                                     HD               171             6,573
Philip Morris                                          TO             1,039            43,119
Phillips Petroleum                                     OG                37             1,628
Pioneer Hi-Bred International                          FD                18             1,801
Pitney-Bowes Inc                                       OE                40             1,835
Praxair Inc                                            CH                22               912
Procter & Gamble                                       HP               588            46,085
Progressive Corp                                       IN                19             2,078
Providian Financial                                    BK                13               635
Public Service Enterprise Group                        EU                32               992
Quaker Oats                                            FD                19             1,021
Ralston-Purina Group                                   FD                15             1,408
Raychem Corp                                           MG                12               448
Raytheon Co Class B                                    AE               147             7,662
Republic New York                                      BK                15             1,633
Rite Aid                                               RT                17             1,061
Rockwell International                                 ES                29             1,620
Rohm & Haas                                            CH                16             1,372
Rowan Cos*                                             OG                12               317
Rubbermaid Inc                                         HF                21               543
SBC Communications                                     TN               428            33,277
SAFECO Corp                                            IN                20               999
St Jude Medical*                                       HC                13               423
St Paul Cos                                            IN                12             1,044
Sara Lee                                               FD               167             9,112
Schering-Plough Corp                                   HD               302            21,857
Schlumberger Ltd                                       OG               169            12,453
Schwab (Charles) Corp                                  IV                37             1,351





Scientific-Atlanta Inc                                 CM                11      $        171
Seagate Technology*                                    CO                34               788
Sears Roebuck                                          RT               155             7,140
Service Corp International                             SV                35             1,365
Sherwin-Williams Co                                    BD                24               684
Sigma-Aldrich Corp                                     CH                14               543
Silicon Graphics*                                      CO                26               403
Sonat Inc                                              OG                12               524
Southern Co                                            EU               296             7,197
Southwest Airlines                                     AR                31               808
Sprint Corp                                            TL               160             9,500
Stanley Works                                          HT                12               531
State Street Bank                                      BK                22             1,232
Stone Container*                                       CT                14               179
Sun Microsystems*                                      CO               152             7,287
SunAmerica Inc                                         IN                27             1,085
SunTrust Banks                                         BK                29             2,008
Synovus Financial                                      BK                24               791
Sysco Corp                                             FD                24             1,074
TJX Cos                                                RT                23               779
TRW Inc                                                AE                17               865
Tandy Corp                                             RT                14               543
Tele-Communications Series A*                          CA               171             4,788
Tellabs Inc*                                           CM                25             1,280
Tenet Healthcare*                                      HC                43             1,484
Tenneco Inc                                            CG                24               974
Texaco Inc                                             OG               277            14,421
Texas Instruments                                      ES               155             8,467
Texas Utilities                                        EU                34             1,398
Textron Inc                                            CG                23             1,376
Thermo Electron*                                       MG                21               819
3Com Corp*                                             CO               148             4,893
Time Warner                                            ET               278            17,844
Times Mirror Series A                                  PB                13               749
Torchmark Corp                                         IN                20               831
Toys "R" Us*                                           RT                40             1,073
Transamerica Corp                                      IN                17             1,747
Travelers Group                                        IN               460            22,770
Tribune Co                                             PB                17             1,033
Tricon Global Restaurants*                             RS                21               572
Tyco International Ltd                                 MG               274            12,159
USF&G Corp                                             IN                16               381
UST Inc                                                TO                26               897
USX-Marathon Group                                     OG                40             1,343
USX-US Steel Group                                     IS                12               401





Unicom Corp                                            EU                30      $        930
Union Carbide                                          CH                17               745
Union Pacific                                          RR                35             2,100
Union Pacific Resources Group                          OG                35               783
Unisys Corp*                                           CO                25               413
United Healthcare                                      HC                26             1,333
US Airways Group*                                      AR                13               792
US Bancorp                                             BK                34             3,723
United Technologies                                    AE                33             2,694
Unocal Corp                                            OG                34             1,169
UNUM Corp                                              IN                19               924
US WEST Communications Group                           TL               167             8,037
US WEST Media Group*                                   TL               285             8,461
VF Corp                                                TA                17               727
Viacom Inc Class B*                                    ET               149             6,221
Wachovia Corp                                          BK                29             2,255
Wal-Mart Stores                                        RT             1,015            40,473
Walgreen Co                                            RT               169             5,598
Warner-Lambert Co                                      HD                38             5,719
Washington Mutual                                      SL                36             2,313
Waste Management                                       PC               164             3,854
Wells Fargo & Co                                       BK                12             3,708
Wendy's International                                  RS                18               402
Westvaco Corp                                          PF                14               454
Weyerhaeuser Co                                        PF                28             1,395
Willamette Industries                                  PF                16               536
Williams Cos                                           OG                44             1,254
Winn-Dixie Stores                                      RT                21             1,024
Woolworth Corp*                                        RT                19               413
WorldCom Inc*                                          TL               426            15,256
Worthington Industries                                 IS                14               235
Wrigley (Wm) Jr                                        FD                16             1,183
Xerox Corp                                             OE                46             3,697
                                                                                 ------------
                                                                                    2,466,568
                                                                                 ------------
TOTAL COMMON STOCKS
   (Cost $2,514,540)                                                                2,551,992
                                                                                 ------------
SHORT-TERM INVESTMENTS 41.49%
UNITED STATES 2.26%
US Treasury Bills, 4/30/1998>>
   (Cost $98,788)                                      GO          $100,000      $     98,780
                                                                                 ------------
UNITED STATES 39.23%





Repurchase  Agreement  with
 State  Street  Bank & Trust Co
 dated  1/30/1998  due 2/2/1998 at 5.530%,
 repurchased at $1,711,788
 (Collateralized by US Treasury Bills,
 Discount Notes due 7/23/1998 value $1,745,250)
   (Cost $1,711,000)                                   RA         1,711,000         1,711,000
                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,809,788)                                                                1,809,780
                                                                                 ------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $4,324,328#)                                                            $  4,361,772
                                                                                 ============

*  Security is non-income producing.

^ Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale to institutional investors.

@  Security has no market value at January 31, 1998.

+ Security has been designated as collateral for margin account on futures contracts.

>  Security has been designated as collateral for futures contracts.

#  Also represents cost for income.

~  The following are restricted securities at January 31, 1998:


                                                                                     Value as
                                              Acquisition       Acquisition            % of
Description                                     Date(s)            Cost            Net Assets
---------------------------------------------------------------------------------------------
Asian Growth Fund
Benpres Holdings
   Sponsored GDR
   Representing 20                                1/6/97-
   Regulation S Shrs                               6/4/97       $   183,565             0.42%
Mahanagar
   Telephone Nigam





   Ltd Sponsored
   GDR Representing                              12/3/97-
   2 Regulation S Shrs                           12/19/97           321,450              2.78
State Bank of India
   GDR Representing
   2 Regulation S Shrs                            7/22/97           408,000              1.74
                                                                                      -------
                                                                                        4.94%
                                                                                      =======
Latin American Growth Fund
Cia Brasileira de
   Distribuicao Grupo
   Pao de Acucar
   Sponsored ADR
   Representing 1,000
   Regulation S                                   6/3/97-
   Pfd Shrs                                        7/9/97       $   883,459             1.11%
Consorcio ARA SA
   de CV Regulation S
   Sponsored ADR
   Representing                                   1/7/97-
   10 Shrs                                       10/17/97           582,150              0.94
Ferreyros SA
   Regulation S
   Sponsored ADR
   Respresenting 20                               4/9/97-
   Ord Shrs                                       5/27/97           457,442              0.81
Grupo Accion SA de
   CV Regulation S
   Sponsored ADR
   Representing 10
   Series B Shrs                                  6/19/97           720,000              0.67
Rossi Residencial SA
   GDR Regulation S
   Representing 5
   Ord Shrs                                       7/15/97           890,400              0.33
                                                                                      -------
                                                                                        3.86%
                                                                                      =======


Futures Contracts
Open at January 31, 1998:


                                                      Number of         Market     Unrealized
                                        Position     Contracts           Value           Gain
---------------------------------------------------------------------------------------------
S & P 500 Index Fund
S&P 500 Index
   (Expires March 1998)                     Long              2       $  1,300       $  1,282





Summary of Investments by Industry
                                                                       % of
                                                 Industry        Investment
Industry                                             Code        Securities             Value
---------------------------------------------------------------------------------------------
Agricultural Products                                  AG             0.29%      $     36,593
Air Freight                                            AF              0.68            84,408
Airlines                                               AR              1.15           143,506
Banks                                                  BK             13.60         1,694,901
Broadcasting                                           BR              0.63            79,065
Building Materials                                     BD              0.49            61,425
Chemicals                                              CH              0.36            44,357
Communications-- Equipment
   & Manufacturing                                     CM              0.09            10,760
Conglomerates                                          CG              9.26         1,154,426
Distribution                                           DB              4.98           621,184
Electric Utilities                                     EU              6.24           778,098
Electronics                                            EL              1.15           143,972
Engineering & Construction                             EC              1.72           214,199
Financial                                              FN              2.90           361,760
Gaming                                                 GM              1.75           217,933
Gold & Precious Metals Mining                          GP              1.56           194,196
Health Care Drugs --
   Pharmaceuticals                                     HD              1.41           176,250
Health Care Related                                    HC              0.76            95,032
Machinery                                              MY              0.81           100,787
Manufacturing                                          MG              1.88           234,043
Real Estate Investment Trust                           RE             13.93         1,737,080
Repurchase Agreements                                  RA             18.94         2,361,000




Telecommunications --
   Cellular & Wireless                                 TC              0.12            14,536
Telecommunications--
   Long Distance                                       TL             14.81         1,845,727
Telephone                                              TN              0.49            61,428
                                                                   --------------------------
                                                                    100.00%      $ 12,466,666
                                                                   ==========================

European Small Company Fund
Air Freight                                            AF             2.33%      $  1,041,953
Airlines                                               AR              2.12           946,627
Auto Parts                                             AP              0.78           347,485
Automobiles                                            AM              0.99           442,322
Banks                                                  BK              1.17           521,336
Biotechnology                                          BI              3.51         1,567,612
Building Materials                                     BD              1.79           798,112
Cable                                                  CA              1.11           497,040
Communications-- Equipment
   & Manufacturing                                     CM              2.72         1,214,361
Computer Related                                       CO             13.19         5,893,809
Conglomerates                                          CG              1.35           603,531
Consumer -- Jewelry,
   Novelties & Gifts                                   CJ              1.51           676,566
Electronics                                            EL              3.85         1,721,150
Electronics-- Semiconductor                            ES              0.93           414,813
Engineering & Construction                             EC              3.12         1,394,327
Financial                                              FN              1.70           758,640
Gold & Precious Metals Mining                          GP              0.55           247,702
Health Care Drugs --
   Pharmaceuticals                                     HD              4.37         1,953,180
Health Care Related                                    HC              5.46         2,437,424
Homebuilding                                           HB              0.42           189,660
Household Furniture & Appliances                       HF              2.16           964,932
Household Products                                     HP              0.92           413,246
Housewares                                             HW              0.49           217,782
Insurance                                              IN              1.68           751,013
Investment Bank/Broker Firm                            IV              0.85           378,273
Leisure Time                                           LT              1.44           643,455
Lodging-- Hotels                                       LH              3.50         1,561,733
Machinery                                              MY              4.48         2,001,675
Manufacturing                                          MG              4.13         1,846,204
Office Equipment & Supplies                            OE              0.80           359,177
Photography & Imaging                                  PI              1.54           688,596
Pollution Control                                      PC              1.35           604,322
Publishing                                             PB              0.69           309,015
Real Estate Investment Trust                           RE              2.25         1,003,063
Restaurants                                            RS              4.41         1,970,277
Retail                                                 RT              1.45           646,236
Services                                               SV              7.68         3,431,222
Telecommunications --
   Long Distance                                       TL              0.76           340,505



Telephone                                              TN              0.44           194,156
Textile-- Apparel Manufacturing                        TA              4.25         1,896,517
Toys                                                   TY              1.76           786,669
                                                                   --------------------------
                                                                    100.00%      $ 44,675,718
                                                                   ==========================

Latin American Growth Fund
Agricultural Products                                  AG             0.94%      $    578,019
Aluminum                                               AL              0.95           586,751
Banks                                                  BK              6.12         3,767,020
Beverages                                              BV              6.00         3,690,455
Broadcasting                                           BR              1.55           952,482
Building Materials                                     BD              3.09         1,904,256
Chemicals                                              CH              4.26         2,620,613
Conglomerates                                          CG              4.92         3,030,172
Electric Utilities                                     EU             15.41         9,481,258
Engineering & Construction                             EC              0.69           425,529
Financial                                              FN              0.81           498,750
Foods                                                  FD              1.40           858,842
Gold & Precious Metals Mining                          GP              1.06           649,468
Homebuilding                                           HB              4.36         2,684,004
Iron & Steel                                           IS              3.71         2,280,355
Machinery                                              MY              3.17         1,952,695
Oil & Gas Related                                      OG              5.73         3,525,897
Real Estate Investment Trust                           RE              2.08         1,277,500
Retail                                                 RT             14.00         8,616,909
Telecommunications-- Long Distance                     TL              6.04         3,717,309
Telephone                                              TN             11.57         7,115,750
Textile-- Apparel Manufacturing                        TA              2.14         1,313,771
                                                                   --------------------------
                                                                    100.00%      $ 61,527,805
                                                                   ==========================
Realty Fund
Financial                                              FN             3.41%      $  1,332,157
Leisure Time                                           LT              1.42           552,500
Lodging-- Hotels                                       LH              1.67           653,534
Real Estate Investment Trust                           RE             80.33        31,368,635
Real Estate Related                                    RL              2.62         1,024,481
Repurchase Agreements                                  RA             10.55         4,119,000
                                                                   --------------------------
                                                                    100.00%      $ 39,050,307
                                                                   ==========================
Worldwide Capital Goods Fund
Aerospace & Defense                                    AE             4.76%      $    714,332
Auto Parts                                             AP              5.92           886,937
Automobiles                                            AM              3.06           458,275
Building Materials                                     BD              3.86           579,280
Chemicals                                              CH              2.88           432,094
Conglomerates                                          CG              2.45           367,505
Containers                                             CT              3.98           596,550
Electric Utilities                                     EU              5.41           811,325
Electrical Equipment                                   EE              3.36           503,750





Electronics                                            EL              3.58           537,356
Machinery                                              MY             10.36         1,552,700
Manufacturing                                          MG              8.89         1,333,712
Natural Gas                                            NG              2.67           400,200
Oil & Gas Related                                      OG             15.60         2,339,788
Paper & Forest Products                                PF              2.73           409,400
Repurchase Agreements                                  RA             13.50         2,025,000
Services                                               SV              2.36           354,000
Telecommunications --
   Long Distance                                       TL              4.63           694,244
                                                                   --------------------------
                                                                    100.00%      $ 14,996,448
                                                                   ==========================

Worldwide Communications Fund
Communications -- Equipment
   & Manufacturing                                     CM            11.56%      $ 12,137,087
Computer Related                                       CO              3.69         3,872,490
Electronics                                            EL              2.11         2,214,563
Electronics-- Semiconductor                            ES              0.62           648,000
Repurchase Agreements                                  RA             16.85        17,698,000
Services                                               SV              1.02         1,075,125
Telecommunications --
   Cellular & Wireless                                 TC              7.03         7,378,787
Telecommunications--
   Long Distance                                       TL             34.73        36,473,926
Telephone                                              TN             22.39        23,520,235
                                                                   --------------------------
                                                                    100.00%      $105,018,213
                                                                   ==========================

S & P 500 Index Fund
Aerospace & Defense                                    AE             0.89%      $     38,631
Airlines                                               AR              0.10             4,382
Aluminum                                               AL              0.04             1,833
Auto Parts                                             AP              0.10             4,360
Automobiles                                            AM              1.30            56,491
Banks                                                  BK              4.02           175,362
Beverages                                              BV              2.35           102,402
Biotechnology                                          BI              0.04             1,850
Broadcasting                                           BR              0.09             4,012
Building Materials                                     BD              0.07             3,031
Cable                                                  CA              0.22             9,454
Chemicals                                              CH              0.89            38,628
Computer Related                                       CO              6.02           262,607





Communications -- Equipment
   & Manfacturing                                      CM              1.04            45,539
Conglomerates                                          CG              0.05             2,350
Consumer Finance                                       CF              0.40            17,461
Containers                                             CT              0.09             3,717
Electric Utilities                                     EU              0.98            42,836
Electrical Equipment                                   EE              2.90           126,470
Electronics                                            EL              0.02               699
Electronics-- Semiconductor                            ES              1.76            76,626
Engineering & Construction                             EC              0.01               452
Entertainment                                          ET              1.27            55,394
Financial                                              FN              1.11            48,396
Foods                                                  FD              1.66            72,613
Footwear                                               FT              0.04             1,643
Gaming                                                 GM              0.01               577
Gold & Precious Metals Mining                          GP              0.12             5,377
Hardware & Tools                                       HT              0.01               531
Health Care Drugs --
   Pharmaceuticals                                     HD              7.49           326,595
Health Care Related                                    HC              0.71            31,146
Household Furniture &
   Appliances                                          HF              0.02             1,043
Household Products                                     HP              1.19            51,690
Insurance                                              IN              2.23            97,457
Insurance Brokers                                      IB              0.04             1,773
Investment Bank/Broker Firm                            IV              0.60            26,269
Iron & Steel                                           IS              0.05             2,027
Leisure Time                                           LT              0.01               422
Lodging-- Hotels                                       LH              0.09             3,823
Machinery                                              MY              0.30            13,180
Manufacturing                                          MG              0.96            41,783
Metals Mining                                          MM              0.04             1,555
Natural Gas                                            NG              0.05             2,009
Office Equipment & Supplies                            OE              0.16             6,938
Oil & Gas Related                                      OG              4.89           213,459
Paper & Forest Products                                PF              0.46            20,205
Personal Care                                          PL              0.67            29,164
Photography & Imaging                                  PI              0.07             2,936
Pollution Control                                      PC              0.13             5,478
Publishing                                             PB              0.21             9,051
Railroads                                              RR              0.24            10,427
Repurchase Agreements                                  RA             39.22         1,711,000
Restaurants                                            RS              0.35            15,188
Retail                                                 RT              2.33           101,516
Savings & Loan                                         SL              0.10             4,338





Services                                               SV              0.58            25,337
Specialty Printing                                     SP              0.01               363
Telecommunications --
   Cellular & Wireless                                 TC              0.17             7,459
Telecommunications--
   Long Distance                                       TL              2.31           100,939
Telephone                                              TN              3.34           145,474
Textile-- Apparel
   Manufacturing                                       TA              0.02               967
Tobacco                                                TO              1.03            44,934
Toys                                                   TY              0.05             2,282
Transportation                                         TR              0.02             1,041
US Government Obligations                              GO              2.26            98,780
                                                                   --------------------------
                                                                    100.00%      $  4,361,772
                                                                   ==========================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Assets and Liabilities
January 31, 1998
UNAUDITED

                                                    Asian        European       Latin American
                                                   Growth     Small Company         Growth
                                                     Fund         Fund               Fund
                                            -------------------------------------------------
Investment Securities:
   At Cost~                                 $  19,345,388     $  45,206,836    $   69,756,462
                                            =================================================
   At Value~                                $  12,466,666     $  44,675,718    $   61,527,805
Cash                                                1,129         1,105,629         1,084,909
Foreign Currency
   (Cost $23,596, $0 and $0,
   respectively)                                   24,958                 0                 0
Receivables:
   Investment Securities Sold                     205,346         1,404,137         1,567,954
   Fund Shares Sold                               837,426           107,029            60,622
   Dividends and Interest                           4,533            99,533            41,356
Appreciation on Forward
   Foreign Currency Contracts                           0                 0               266
Prepaid Expenses and
   Other Assets                                    87,120            61,926            39,710
                                            -------------------------------------------------
TOTAL ASSETS                                   13,627,178        47,453,972        64,322,622
                                            -------------------------------------------------
LIABILITIES
Payables:
   Foreign Sub-Custodian
   (Cost $0, $202,199 and
   $292,229, respectively)                              0           202,200           292,535
   Distributions to Shareholders                        0                 0                54
   Investment Securities Purchased                      0         1,056,939                 0
   Fund Shares Repurchased                         35,535           645,139           525,910
Depreciation on Forward Foreign
   Currency Contracts                                 238               724                 0
Accrued Distribution Expenses                       2,354             9,766            14,388
Accrued Expenses and Other
   Payables                                        25,545            34,932            51,529
                                            -------------------------------------------------
TOTAL LIABILITIES                                  63,672         1,949,700           884,416
                                            -------------------------------------------------
Net Assets at Value                         $  13,563,506     $  45,504,272    $   63,438,206
                                            =================================================





NET ASSETS
Paid-in Capital*                            $  25,939,710     $  45,261,721    $   75,335,727
Accumulated Undistributed
   Net Investment Income (Loss)                    19,419         (302,463)         (405,663)
Accumulated Undistributed Net
   Realized Gain (Loss) on
   Investment Securities and
   Foreign Currency Transactions              (5,516,538)         1,081,965       (3,262,633)
Net Depreciation of Investment
   Securities and Foreign
   Currency Transactions                      (6,879,085)         (536,951)       (8,229,225)
                                            -------------------------------------------------
Net Assets at Value                         $  13,563,506     $  45,504,272    $   63,438,206
                                            =================================================
Shares Outstanding                              3,159,433         3,737,621         5,348,336
Net Asset Value, Offering and
   Redemption Price per Share                       $4.29            $12.17            $11.86
                                            =================================================

~ Investment securities at cost and value at January 31, 1998 include a repurchase agreement of $2,361,000 for Asian Growth Fund.

* The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Assets and Liabilities (Continued)
January 31, 1998
UNAUDITED

                                                                  Worldwide         Worldwide
                                                   Realty     Capital Goods    Communications
                                                     Fund              Fund              Fund
                                            -------------------------------------------------
Investment Securities:
   At Cost~                                 $  39,065,623     $  14,656,058     $  87,451,790
                                            =================================================
   At Value~                                $  39,050,307     $  14,996,448     $ 105,018,213
Cash                                                5,523                 0               269
Foreign Currency (Cost $4,791,
   $0 and $781, respectively)                       4,849                 0               781
Receivables:
   Investment Securities Sold                   1,526,458                 0            34,151
   Fund Shares Sold                               994,753             6,700         5,898,318
   Dividends and Interest                         133,872             8,045            85,430
Prepaid Expenses and
   Other Assets                                   157,183            16,440            18,548
                                            -------------------------------------------------
TOTAL ASSETS                                   41,872,945        15,027,633       111,055,710
                                            -------------------------------------------------
LIABILITIES
Payables:
   Custodian                                            0            32,784                 0
   Distributions to Shareholders                   11,548                 0                 0
   Investment Securities Purchased                587,025                 0         4,185,487
   Fund Shares Repurchased                      1,225,295            37,119         1,676,219
Accrued Distribution Expenses                       8,627             3,190            18,393
Accrued Expenses and
   Other Payables                                  13,535            22,288            27,389
                                            -------------------------------------------------
TOTAL LIABILITIES                               1,846,030            95,381         5,907,488
                                            -------------------------------------------------
Net Assets at Value                         $  40,026,915     $  14,932,252     $ 105,148,222
                                            =================================================
NET ASSETS
Paid-in Capital*                            $  38,931,305     $  14,737,561     $  85,819,732
Accumulated Undistributed
   Net Investment Income (Loss)                     4,957            18,730         (190,364)
Accumulated Undistributed Net
   Realized Gain (Loss) on





   Investment Securities and
   Foreign Currency Transactions                1,103,435         (164,429)         1,952,637
Net Appreciation (Depreciation)
   of Investment Securities and
   Foreign Currency Transactions                 (12,782)           340,390        17,566,217
                                            -------------------------------------------------
Net Assets at Value                         $  40,026,915     $  14,932,252     $ 105,148,222
                                            =================================================
Shares Outstanding                              3,800,653         1,378,221         6,529,042
Net Asset Value, Offering and
   Redemption Price per Share                      $10.53            $10.83            $16.10
                                            =================================================


~ Investment securities at cost and value at January 31, 1998 include repurchase agreements of $4,119,000, $2,025,000 and $17,698,000 for Realty, Worldwide Capital Goods and Worldwide Communications Funds, respectively.

* The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Assets and Liabilities (Continued)
January 31, 1998
UNAUDITED
                                                                   S & P
                                                                 500 Index
                                                                   Fund
                                                              -------------
ASSETS
Investment Securities:
   At Cost~                                                   $   4,324,328
                                                              =============
   At Value~                                                  $   4,361,772
Cash                                                                153,139
Receivables:
   Investment Securities Sold                                           347
   Fund Shares Sold                                               1,816,379
   Dividends and Interest                                             1,636
   Variation Margin on Futures Contracts                              1,994
Prepaid Expenses and Other Assets                                    14,621
                                                              -------------
TOTAL ASSETS                                                      6,349,888
                                                              -------------
LIABILITIES
Payables:
   Investment Securities Purchased                                1,502,213
   Fund Shares Repurchased                                        1,786,379
Accrued Distribution Expenses - Class II                                 94
Accrued Expenses and Other Payables                                  13,186
                                                              -------------
TOTAL LIABILITIES                                                 3,301,872
                                                              -------------
Net Assets At Value                                           $   3,048,016
                                                              =============
NET ASSETS
Paid-in Capital*                                              $   3,002,856
Accumulated Undistributed Net
   Investment Income                                                  3,862
Accumulated Undistributed Net Realized
   Gain on Investment Securities,
   Foreign Currency Transactions and
   Futures Contracts                                                  2,572
Net Appreciation of Investment Securities,
   Foreign Currency Transactions
   and Futures Contracts                                             38,726
                                                              -------------

Net Assets At Value, Applicable to
   Shares Outstanding                                         $   3,048,016
                                                              =============
Net Assets At Value:
   Class I                                                    $   2,292,119
                                                              =============
   Class II                                                   $     755,897
                                                              =============
Shares Outstanding
   Class I                                                          219,424
   Class II                                                          71,784
Net Asset Value, Offering and Redemption
   Price per Share
   Class I                                                           $10.45
                                                              =============
   Class II                                                          $10.53
                                                              =============

~ Investment securities at cost and value at January 31, 1998 include a repurchase agreement of $1,711,000.

* The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund and/or class.

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Operations
Six Months Ended January 31, 1998
UNAUDITED

                                                    Asian       European      Latin American
                                                   Growth     Small Company       Growth
                                                     Fund         Fund             Fund
                                            ------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                   $     146,807    $      318,397   $       564,890
Interest                                           59,448            36,329            41,382
   Foreign Taxes Withheld                        (10,875)          (47,741)          (48,980)
                                            -------------------------------------------------
   TOTAL INCOME                                   195,380           306,985           557,292
                                            -------------------------------------------------
EXPENSES
Investment Advisory Fees                           66,366           227,938           364,132
Distribution Expenses                              22,122            75,979           121,377
Transfer Agent Fees                                75,498           197,264           166,281
Administrative Fees                                 6,327             9,559            12,283
Custodian Fees and Expenses                        28,979            46,054           132,470
Directors' Fees and Expenses                        5,271             7,576             8,028
Professional Fees and Expenses                     12,847            14,715            16,198
Registration Fees and Expenses                     21,125            48,937            31,005
Reports to Shareholders                             5,424            11,967            13,599
Other Expenses                                      2,925             7,502            10,121
                                            -------------------------------------------------
   TOTAL EXPENSES                                 246,884           647,491           875,494
   Fees and Expenses Absorbed
   by Investment Adviser                         (64,450)          (32,204)                 0
   Fees and Expenses Paid
   Indirectly                                     (6,611)          (12,155)          (34,136)
                                            -------------------------------------------------
   NET EXPENSES                                   175,823           603,132           841,358
                                            -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                       19,557         (296,147)         (284,066)
                                            -------------------------------------------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT
   SECURITIES
Net Realized Gain (Loss) on
   Investment Securities
   and Foreign Currency
   Transactions                               (5,397,358)         3,931,200         (425,678)





Change in Net Depreciation
   of Investment Securities
   and Foreign Currency
   Transactions                               (7,764,633)       (5,464,846)      (29,035,755)
                                            -------------------------------------------------
NET LOSS ON INVESTMENT
   SECURITIES                                (13,161,991)       (1,533,646)      (29,461,433)
                                            -------------------------------------------------
Net Decrease in Net Assets
   from Operations                          $(13,142,434)      $(1,829,793)     $(29,745,499)
                                            =================================================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Operations (Continued)
Six Months Ended January 31, 1998
UNAUDITED

                                                                  Worldwide         Worldwide
                                                   Realty     Capital Goods    Communications
                                                     Fund              Fund              Fund
                                            -------------------------------------------------
INCOME
Dividends                                   $   1,036,355    $      147,605   $       254,480
Interest                                           84,913            57,698           215,122
   Foreign Taxes Withheld                         (3,842)           (3,355)           (8,290)
                                            -------------------------------------------------
   TOTAL INCOME                                 1,117,426           201,948           461,312
                                            -------------------------------------------------
EXPENSES
Investment Advisory Fees                          154,068            68,586           257,647
Distribution Expenses                              51,356            26,379            99,095
Transfer Agent Fees                               100,253            39,309           154,380
Administrative Fees                                 8,081             6,583            10,946
Custodian Fees and Expenses                         6,480             6,564            11,034
Directors' Fees and Expenses                        5,724             5,193             6,869
Professional Fees and Expenses                        923            12,611            15,065
Registration Fees and Expenses                     33,653            14,829            21,825
Reports to Shareholders                            11,471             4,407            11,478
Other Expenses                                        788             1,632             5,296
                                            -------------------------------------------------
   TOTAL EXPENSES                                 372,797           186,093           593,635
   Fees and Expenses Absorbed
   by Investment Adviser                        (124,846)                 0                 0
   Fees and Expenses Paid
   Indirectly                                     (1,090)           (2,037)           (3,712)
                                            -------------------------------------------------
   NET EXPENSES                                   246,861           184,056           589,923
                                            -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      870,565            17,892         (128,611)
                                            -------------------------------------------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT
   SECURITIES
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                        4,027,007           749,714         2,710,350
Change in Net Appreciation





   (Depreciation) of Investment
   Securities and Foreign
   Currency Transactions                      (2,212,549)       (2,061,031)         5,472,791
                                            -------------------------------------------------
NET GAIN (LOSS) ON
   INVESTMENT SECURITIES                        1,814,458       (1,311,317)         8,183,141
                                            -------------------------------------------------
Net Increase (Decrease) in
   Net Assets from Operations               $   2,685,023    $  (1,293,425)   $     8,054,530
                                            =================================================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Operations (Continued)
Period Ended January 31, 1998 (See Note 1)
UNAUDITED
                                                                      S & P
                                                                  500 Index
                                                                       Fund
                                                             --------------
INVESTMENT INCOME
INCOME
Dividends                                                    $        1,421
Interest                                                              2,537
                                                             --------------
   TOTAL INCOME                                                       3,958
                                                             --------------
EXPENSES
Investment Advisory Fees                                                341
Distribution Expenses-- Class II                                         94
Administrative Fees                                                   1,069
Professional Fees and Expenses                                        2,526
Registration Fees and Expenses                                       10,687
                                                             --------------
   TOTAL EXPENSES                                                    14,717
   Fees and Expenses Absorbed by
   Investment Adviser                                              (14,621)
                                                             --------------
   NET EXPENSES                                                          96
                                                             --------------
NET INVESTMENT INCOME                                                 3,862
                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                               (40)
   Futures Contracts                                                  2,612
                                                             --------------
   Total Net Realized Gain                                            2,572
                                                             --------------
Change in Net Appreciation of:
   Investment Securities                                             37,444
   Futures Contracts                                                  1,282
                                                             --------------
   Total Net Appreciation                                            38,726
                                                             --------------
NET GAIN ON INVESTMENT SECURITIES                                    41,298
                                                             --------------

Net Increase in Net Assets from
   Operations                                                       $45,160
                                                             ==============

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Changes in Net Assets


                                             Asian Growth               European Small Company        Latin American Growth
                                                  Fund                          Fund                          Fund
                                     --------------------------     -------------------------     -------------------------
                                      Six Months           Year     Six Months           Year     Six Months           Year
                                           Ended          Ended          Ended          Ended          Ended          Ended
                                      January 31        July 31     January 31        July 31     January 31        July 31
                                     --------------------------     -------------------------     -------------------------
                                        1998             1997         1998             1997         1998             1997
                                     UNAUDITED                     UNAUDITED                     UNAUDITED

OPERATIONS
Net Investment Income (Loss)         $    19,557  $    (57,271)  $    (296,147) $   (219,471) $   (284,066)    $   874,338

Net Realized Gain (Loss) on
   Investment Securities and
   Foreign Currency
   Transactions                      (5,397,358)      2,717,229      3,931,200      8,995,970      (425,678)      6,819,951
Change in Net Appreciation
   (Depreciation) of
   Investment Securities and
   Foreign Currency
   Transactions                      (7,764,633)      2,533,318    (5,464,846)      5,896,544   (29,035,755)     19,631,044
                                    ---------------------------  ----------------------------  ----------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                       (13,142,434)      5,193,276    (1,829,793)     14,673,043   (29,745,499)     27,325,333
                                    ---------------------------  ----------------------------  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                          0              0              0              0        (1,644)      (898,745)





Net Realized Gain on
   Investment Securities
   and Foreign Currency
   Transactions                      (2,740,201)              0   (11,445,103)    (3,874,335)    (9,347,738)      (763,367)
                                   ----------------------------  ----------------------------   ---------------------------
TOTAL DISTRIBUTIONS                  (2,740,201)              0   (11,445,103)    (3,874,335)    (9,349,382)    (1,662,112)
                                   ----------------------------  ----------------------------   ---------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales
   of Shares                          14,397,580     58,289,655     65,145,200    390,188,113     33,227,817    147,554,103
Reinvestment of
   Distributions                       2,683,216              0     10,460,858      3,693,369      9,257,078      1,643,078
                                   ----------------------------  ----------------------------   ---------------------------
                                      17,080,796     58,289,655     75,606,058    393,881,482     42,484,895    149,197,181
Amounts Paid for
   Repurchases of Shares            (20,603,985)   (44,828,305)   (91,883,826)  (423,884,261)   (70,223,968)   (76,652,142)
                                   ----------------------------  ----------------------------   ---------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                (3,523,189)     13,461,350   (16,277,768)   (30,002,779)   (27,739,073)     72,545,039
                                   ----------------------------  ----------------------------   ---------------------------
Total Increase (Decrease)
   in Net Assets                    (19,405,824)     18,654,626   (29,552,664)   (19,204,071)   (66,833,954)     98,208,260
NET ASSETS
Beginning of Period                   32,969,330     14,314,704     75,056,936     94,261,007    130,272,160     32,063,900
                                   ----------------------------  ----------------------------   ---------------------------
End of Period                        $13,563,506  $  32,969,330  $ 45,504,272   $ 75,056,936    $ 63,438,206   $130,272,160
                                   ============================  ============================   ===========================
Accumulated Undistributed
   Net Investment Income
   (Loss) Included in Net
   Assets at End of Period           $    19,419  $       (138)  $  (302,463)  $     (6,316)   $  (405,663)    $ (119,953)





FUND SHARE TRANSACTIONS
Shares Sold                            2,280,161      5,695,778      4,290,333     24,262,011      2,090,862      9,413,898
Shares Issued from
   Reinvestment of
   Distributions                         545,369              0        881,285        240,298        726,046        108,476
                                   ----------------------------  ----------------------------  ----------------------------
                                       2,825,530      5,695,778      5,171,618     24,502,309      2,816,908      9,522,374
Shares Repurchased                   (2,569,709)    (4,391,861)    (6,042,599)   (26,142,644)    (4,561,214)    (4,922,997)
                                   ----------------------------  ----------------------------  ----------------------------
Net Increase (Decrease) in
   Fund Shares                           255,821      1,303,917      (870,981)    (1,640,335)    (1,744,306)      4,599,377
                                   ============================  ============================  ============================

See Notes to Financial Statements


INVESCO Specialty Funds, Inc.
Statement of Changes in Net Assets (Continued)


                                                                 Worldwide Capital Goods          Worldwide Communications
                                        Realty Fund                      Fund                              Fund
                                   ----------------------------  ---------------------------    ---------------------------
                                      Six Months         Period     Six Months           Year     Six Months           Year
                                           Ended          Ended          Ended          Ended          Ended          Ended
                                      January 31       July 31      January 31        July 31     January 31        July 31
                                   ----------------------------  ----------------------------   ---------------------------
                                            1998           1997           1998           1997           1998           1997
                                   UNAUDITED                     UNAUDITED                      UNAUDITED

OPERATIONS
Net Investment Income
   (Loss)                          $    870,565     $  660,426    $    17,892    $    37,893   $   (128,611)    $   309,209
Net Realized Gain (Loss)
   on Investment Securities
   and Foreign Currency
   Transactions                        4,027,007       (81,769)        749,714      1,139,730      2,710,350      4,688,859
Change in Net Appreciation
   (Depreciation) of
   Investment Securities and
   Foreign Currency
   Transactions                      (2,212,549)      2,199,767    (2,061,031)      2,381,692      5,472,791     11,765,158
                                   ----------------------------   ---------------------------   ---------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS                          2,685,023      2,778,424    (1,293,425)      3,559,315      8,054,530     16,763,226
                                   ----------------------------   ---------------------------   ---------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS





Net Investment Income                  (900,399)      (658,935)              0       (40,745)              0      (307,162)
Net Realized Gain on
   Investment Securities
   and Foreign Currency
   Transactions                      (2,808,503)              0    (1,745,056)      (487,207)    (5,101,480)    (3,964,664)
                                   ----------------------------  ----------------------------  ----------------------------
TOTAL DISTRIBUTIONS                  (3,708,902)      (658,935)    (1,745,056)      (527,952)    (5,101,480)    (4,271,826)
                                   ----------------------------  ----------------------------  ----------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of
   Shares                             80,832,453     87,811,086     28,144,605     36,882,095    142,795,833    105,661,260
Reinvestment of
   Distributions                       3,489,695        633,951      1,655,532        523,895      4,809,015      4,049,521
                                   ----------------------------  ----------------------------  ----------------------------
                                      84,322,148     88,445,037     29,800,137     37,405,990    147,604,848    109,710,781
Amounts Paid for
   Repurchases of Shares            (79,928,889)   (53,906,991)   (34,082,940)   (25,914,782)  (117,867,973)  (100,260,270)
                                   ----------------------------   ---------------------------  ----------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                  4,393,259     34,538,046    (4,282,803)     11,491,208     29,736,875      9,450,511
                                   ----------------------------   ---------------------------  ----------------------------
Total Increase (Decrease)
   in Net Assets                       3,369,380     36,657,535    (7,321,284)     14,522,571     32,689,925     21,941,911
NET ASSETS
Beginning of Period                   36,657,535              0     22,253,536      7,730,965     72,458,297     50,516,386
                                   ----------------------------   ---------------------------  ----------------------------
End of Period                        $40,026,915    $36,657,535    $14,932,252    $22,253,536   $105,148,222    $72,458,297
                                   ============================   ===========================  ============================
Accumulated Undistributed
   Net Investment Income
   (Loss) Included in Net





   Assets at End of Period                $4,957        $34,791        $18,730           $838     $(190,364)      $(61,753)

FUND SHARE TRANSACTIONS
Shares Sold                            7,202,720      8,503,849      2,220,867      3,284,566      8,826,313      7,791,340
Shares Issued from
   Reinvestment of
   Distribution                          332,456         62,289        155,012         55,141        319,112        324,919
                                   ----------------------------   ---------------------------   ---------------------------
                                       7,535,176      8,566,138      2,375,879      3,339,707      9,145,425      8,116,259
Shares Repurchased                   (7,069,511)    (5,231,150)    (2,749,258)    (2,392,625)    (7,349,833)    (7,446,966)
                                   ----------------------------   ---------------------------   ---------------------------
Net Increase (Decrease)
   in Fund Shares                        465,665      3,334,988      (373,379)        947,082      1,795,592        669,293
                                   ============================   ===========================   ===========================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Changes in Net Assets (Continued)


                                                                                    S & P 500
                                                                                   Index Fund
                                                                                -------------
                                                                                       Period
                                                                                        Ended
                                                                                   January 31
                                                                                -------------
                                                                                      1998
                                                                                   UNAUDITED
                                                                                   (Note 1)
Net Investment Income                                                            $      3,862
Net Realized Gain on Investment Securities,
   Foreign Currency Transactions and Futures Contracts                                  2,572
Change in Net Appreciation of Investment Securities,
   Foreign Currency Transactions and Futures Contracts                                 38,726
                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                             45,160
                                                                                -------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Class I                                                                          3,094,473
   Class II                                                                         1,073,184
                                                                                -------------
   Amounts Paid for Repurchases of Shares
   Class I                                                                        (1,735,060)
   Class II                                                                         (429,741)
                                                                                -------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                             2,002,856
                                                                                -------------
Total Increase in Net Assets                                                        2,048,016
NET ASSETS
Initial Subscription (See Note 1)                                                   1,000,000
                                                                                -------------
End of Period                                                                   $   3,048,016
                                                                                =============
Accumulated Undistributed Net Investment Income
   Included in Net Assets at End of Period                                      $       3,862

FUND SHARE TRANSACTIONS Initial Subscription (See Note 1)
   Class I                                                                             90,000





   Class II                                                                            10,000
Shares Sold
   Class I                                                                            297,156
   Class II                                                                           103,661
                                                                                -------------
Shares Repurchased
   Class I                                                                          (167,732)
   Class II                                                                          (41,877)
                                                                                -------------
Net Increase in Fund Shares                                                           291,208
                                                                                =============

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Specialty Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of seven separate Funds: Asian Growth Fund, European Small Company Fund, Latin American Growth Fund, Realty Fund, Worldwide Capital Goods Fund, Worldwide Communications Fund and S & P 500 Index Fund. The investment objectives are: To achieve capital appreciation for Asian Growth, European Small Company, Latin American Growth and Worldwide Capital Goods Funds; to achieve current income for Realty Fund; to achieve a high total return on investments through capital appreciation and current income for Worldwide Communications Fund and to provide both price performance and income comparable to the Standard and Poor's 500 composite stock index for S & P 500 Index Fund. S & P 500 Index Fund commenced investment operations on December 23, 1997. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The S & P 500 Index Fund offers two classes of shares, referred to as Class I shares and Class II shares. Class I shares are not subject to any distribution fees, while Class II shares are subject to an annual distribution fee of 0.25% of the Fund's average daily net assets attributable to Class II shares.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
         Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
         If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

         Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
         Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.
B. FUTURES CONTRACTS -- S & P 500 Index Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, S & P 500 Index Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, S & P 500 Index Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by S & P 500 Index Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, S & P 500 Index Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. S & P 500 Index Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render S & P 500 Index Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.
C. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

         The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
         The Fund's use of short-term  forward  foreign  currency  contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
         Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
E. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
         Latin American Growth, Worldwide Capital Goods and Worldwide Communications Funds incurred and elected to defer post-October 31 net currency losses of $122,389, $1,993 and $62,726, respectively, to the year ended July 31, 1998. Asian Growth Fund incurred and elected to defer post-October 31 net capital losses of $76,253 to the year ended July 31, 1998. To the extent future capital gains are offset by capital loss carryovers and deferred post-October 31 losses, such gains will not be distributed to shareholders.
         Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Each Fund has elected to treat a portion of distributions of both realized and unrealized gains on forward foreign currency contracts as capital gain distributions.

     Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
F.   DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREHOLDERS  -- Dividends  and
     distributions   to  shareholders  are  recorded  by  the  Fund  on  the  ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
G. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.
H. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
         Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
         For the period ended January 31, 1998, Fees and Expenses Paid Indirectly consisted of the following:

                                       Custodian Fees                Transfer
Fund                                     and Expenses              Agent Fees
------------------------------------------------------------------------------
Asian Growth Fund                      $     6,611                 $     0
European Small Company Fund                 11,839                     316
Latin American Growth Fund                  34,136                       0
Realty Fund                                  1,090                       0
Worldwide Capital Goods Fund                 2,001                      36
Worldwide Communications Fund                3,620                      92

     Fees and Expenses Paid Indirectly were insignificant for S & P 500 Index Fund.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                 AVERAGE NET ASSETS
                                    --------------------------------------------
                                      $0 to      $500 Million              Over
                                      $500             to $1                $1
Fund                                Million           Billion           Billion
--------------------------------------------------------------------------------
Asian Growth Fund                     0.75%             0.65%             0.55%
European Small Company Fund           0.75%             0.65%             0.55%
Latin American Growth Fund            0.75%             0.65%             0.55%
Worldwide Capital Goods Fund          0.65%             0.55%             0.45%
Worldwide Communications Fund         0.65%             0.55%             0.45%

    The Realty and S & P 500 Index Fund's is based on the annual rate of 0.75% and 0.25%, respectively, of average net assets.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of Worldwide Capital Goods and Worldwide Communications Funds are made by ITC. Effective February 4, 1998, such responsibilities were transferred to IFG. A separate Sub-Advisory Agreement between IFG and INVESCO Asia Limited ("INVESCO Asia"), a wholly owned subsidiary of IFG, provides that investment decisions of Asian Growth Fund are made by INVESCO Asia. A separate Sub-Advisory Agreement between IFG and INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, provides that investment decisions of European Small Company and Latin American Growth Funds are made by IAM. A separate Sub-Advisory Agreement between IFG and INVESCO Realty Advisors ("INVESCO Realty"), an affiliate of IFG, provides that investment decisions of Realty Fund are made by INVESCO Realty. A separate Sub-Advisory agreement between IFG and World Asset Management ("World"), unaffiliated with any IFG entity, provides that investment decisions of S & P 500 Index Fund are made by World. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of  distribution  pursuant  to Rule  12b-1  of the Act  provides  for
compensation   of   marketing   and   advertising   expenditures   to  IFG  (the

"Distributor") to a maximum of 0.25% of annual average net assets. For the period ended January 31, 1998, Asian Growth, European Small Company, Latin American Growth, Realty, Worldwide Capital Goods, Worldwide Communications and S & P 500 Index Funds paid the Distributor $26,726, $85,447, $135,200, $50,082,
$27,300, $95,645, and $0, respectively, under the plan of distribution. Effective September 29, 1997, INVESCO Distributors, Inc., a wholly owned subsidiary of IFG, replaced IFG as Distributor.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Worldwide Capital Goods Fund. IFG and IAM have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by European Small Company and Latin American Growth Funds. IFG and INVESCO Asia have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Asian Growth Fund. IFG and World have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by S & P 500 Index Fund. IFG and INVESCO Realty have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Realty Fund.
    A 1% redemption fee is retained by Asian Growth, Latin American Growth and S & P 500 Index Funds to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital. Total redemption fees received by Asian Growth, Latin American Growth and S & P 500 Index Funds for the period ended January 31, 1998 were $37,827, $170,474 and $2,855, respectively.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended January 31, 1998, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                          Purchases                   Sales
--------------------------------------------------------------------------------
Asian Growth Fund                            $8,482,612             $15,602,805
European Small Company Fund                  12,887,615              36,915,729
Latin American Growth Fund                   18,649,326              50,441,650
Realty Fund                                  51,731,088              56,919,061
Worldwide Capital Goods Fund                 20,544,425              26,189,812
Worldwide Communications Fund                39,214,187              24,422,802
S & P 500 Index Fund                          2,514,953                     373

    There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At January 31, 1998, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                           Net
                                      Gross             Gross     Appreciation/
Fund                           Appreciation      Depreciation    (Depreciation)
------------------------------------------------------------------------------
Asian Growth Fund              $  277,325       $  7,193,964   $(6,916,639)
European Small Company Fund     6,600,959          7,165,733      (564,774)
Latin American Growth Fund      4,339,377         12,579,935    (8,240,558)
Realty Fund                       869,102            977,011      (107,909)
Worldwide Capital Goods Fund      772,101            433,481        338,620
Worldwide Communications Fund  19,294,443        (1,730,150)     17,564,293
S & P 500 Index Fund               55,400            17,956          37,444

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, IAM, INVESCO Asia, INVESCO Realty or World.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the period ended January 31, 1998, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                    Unfunded
                                    Pension          Accrued            Pension
Fund                               Expenses     Pension Costs         Liability
------------------------------------------------------------------------------
Asian Growth Fund                  $   191      $     400            $  730
European Small Company Fund          1,111          2,249             4,319
Latin American Growth Fund             680          1,535             2,516
Realty Fund                            178            444               622
Worldwide Capital Goods Fund           128            237               514
Worldwide Communications Fund          660          1,175             2,696

    Pension  expenses,   unfunded  pension  costs  and  pension  liability  were
insignificant for S & P 500 Index Fund

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At January 31, 1998, there were no such borrowings.

INVESCO Specialty Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)


                                               Six Months              Year            Period
                                                    Ended             Ended             Ended
                                               January 31           July 31           July 31
                                             ------------      ------------      ------------
                                                     1998              1997             1996^
                                                UNAUDITED

                                        Asian Growth Fund

Net Asset Value --
   Beginning of Period                       $      11.35      $       8.95      $      10.00
                                             ------------      ------------      ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                         0.01            (0.02)              0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (5.75)              2.42            (1.05)
                                             ------------      ------------      ------------
Total from Investment Operations                   (5.74)              2.40            (1.03)
                                             ------------      ------------      ------------
LESS DISTRIBUTIONS
Dividends from Net Investment
   Income                                            0.00              0.00              0.02
Distributions from Capital Gains                     1.32              0.00              0.00
                                             ------------      ------------      ------------
Total Distributions                                  1.32              0.00              0.02
                                             ------------      ------------      ------------
Net Asset Value-- End of Period              $       4.29      $      11.35      $       8.95
                                             ============      ============      ============

TOTAL RETURN+                                   (52.01%)*            27.04%         (10.31%)*

RATIOS
Net Assets -- End of Period
($000 Omitted)                                    $13,564           $32,969           $14,315
Ratio of Expenses to Average
   Net Assets#                                    1.04%*@            2.05%@           2.19%~@
Ratio of Net Investment Income
   (Loss) to Average Net Assets#                   0.11%*           (0.20%)            0.94%~
Portfolio Turnover Rate                              51%*              161%               2%*
Average Commission Rate Paid^^                   $0.0040*           $0.0047          $0.0198*


^   From March 1, 1996, commencement of investment operations, to July 31, 1996.

+   Total return does not reflect the effect of the applicable redemption fees.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and INVESCO Asia for the six months ended January 31, 1998, the year ended July 31, 1997 and the period ended July 31, 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.41% (not annualized), 2.10% and 2.79% (annualized), respectively, and ratio of net investment income to average net assets would have been (0.26%) (not annualized), (0.25%) and 0.34% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~   Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                      Six Months                                       Period
                                           Ended                                        Ended
                                      January 31               Year Ended July 31     July 31
                                     -----------           ----------------------------------
                                            1998           1997           1996          1995^
                                     UNAUDITED

                     European Small Company Fund

PER SHARE DATA
Net Asset Value --
   Beginning of Period               $     16.29           $  15.08    $   11.56    $   10.00
                                     -----------           ----------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income
   (Loss)                                 (0.08)             (0.05)        0.07         0.04
Net Gains or (Losses)
   on Securities (Both
   Realized and Unrealized)               (0.59)              1.79         3.52         1.56
                                     -----------          -----------------------------------
Total from Investment
   Operations                             (0.67)              1.74         3.59         1.60
                                     -----------          -----------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.00              0.00         0.07         0.04
Distributions from
   Capital Gains                            3.45              0.53         0.00         0.00
                                     -----------          -----------------------------------
Total Distributions                         3.45              0.53         0.07         0.04
                                     -----------          -----------------------------------
Net Asset Value --
   End of Period                          $12.17           $ 16.29     $  15.08     $  11.56
                                     ===========          ==================================

TOTAL RETURN                            (3.52%)*             11.71%      31.07%       15.98%*

RATIOS
Net Assets -- End of
   Period ($000 Omitted)                 $45,504        $75,057        $94,261         $3,801





Ratio of Expenses to
   Average Net Assets#                   1.02%*@         1.62%@         1.68%@         2.00%~
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets#                  (0.49%)*        (0.18%)          1.23%         2.37%~
Portfolio Turnover Rate                     22%*            87%           141%            0%*
Average Commission Rate
   Paid^^                               $0.0148*        $0.0108        $0.0125             --


^   From February 15, 1995,  commencement of investment operations,  to July 31,
    1995.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG, MIL and IAM for the six months ended January 31, 1998 and the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07% (not annualized) and 10.17% (annualized), respectively, and ratio of net investment income to average net assets would have been (0.54%) (not annualized) and (5.80%) (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

~   Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                      Six Months                                       Period
                                           Ended                                        Ended
                                      January 31               Year Ended July 31     July 31
                                     -----------           ----------------------------------
                                            1998           1997           1996          1995^
                                       UNAUDITED

                      Latin American Growth Fund

PER SHARE DATA
Net Asset Value --
   Beginning of Period               $     18.37          $ 12.86     $  11.69      $   10.00
                                     -----------          -----------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income
   (Loss)                                 (0.06)            0.13          0.08           0.02
Net Gains or (Losses)
   on Securities (Both
   Realized and Unrealized)               (4.67)            5.88          1.62           1.69
                                     -----------          -----------------------------------
Total from Investment
   Operations                             (4.73)            6.01          1.70           1.71
                                     -----------          -----------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.00            0.14          0.09           0.02
Distributions from
   Capital Gains                            1.78            0.36          0.44           0.00
                                     -----------          -----------------------------------
Total Distributions                         1.78            0.50          0.53           0.02
                                     -----------          -----------------------------------
Net Asset Value --
   End of Period                          $11.86          $18.37      $  12.86       $  11.69
                                     ===========          ===================================

TOTAL RETURN+                          (26.42%)*          48.06%        15.27%        17.09%*

RATIOS
Net Assets -- End of
   Period ($000 Omitted)                 $63,438       $130,272        $32,064         $7,423





Ratio of Expenses to
   Average Net Assets#                   0.91%*@         1.76%@         2.14%@         2.00%~
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets#                  (0.29%)*          1.35%          1.26%         0.79%~
Portfolio Turnover Rate                     20%*            72%            29%           30%*
Average Commission Rate
   Paid^^                               $0.0002*        $0.0002        $0.0001             --


^   From February 15, 1995,  commencement of investment operations,  to July 31,
    1995.

<   Distributors  of net investment  income for the six months ended January 31,
    1998 aggregated less than $0.01 on a per share basis.

+   Total return does not reflect the effect of the applicable redemption fees.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG, MIL and IAM for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.49% (annualized), and ratio of net investment income to average net assets would have been (1.70%) (annualized).

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~   Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                                Six Months             Period
                                                                     Ended              Ended
                                                                January 31            July 31
                                                              ------------       ------------
                                                                      1998              1997^
                                                                UNAUDITED

                                                               Realty Fund

PER SHARE DATA
Net Asset Value-- Beginning of Period                         $      10.99       $      10.00
                                                              ------------       ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                 0.25               0.22
Net Gains on Securities
   (Both Realized and Unrealized)                                     0.42               0.99
                                                              ------------       ------------
Total from Investment Operations                                      0.67               1.21
                                                              ------------       ------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                  0.26               0.22
Distributions from Capital Gains                                      0.87               0.00
                                                              ------------       ------------
Total Distributions                                                   1.13               0.22
                                                              ------------       ------------
Net Asset Value-- End of Period                               $      10.53       $      10.99
                                                              ============       ============

TOTAL RETURN                                                        6.31%*            12.24%*

RATIOS
Net Assets-- End of Period ($000 Omitted)                          $40,027            $36,658
Ratio of Expenses to Average Net Assets#                           0.61%*@            1.20%~@
Ratio of Net Investment Income to
   Average Net Assets#                                              2.13%*             4.08%~
Portfolio Turnover Rate                                              137%*               70%*
Average Commission Rate Paid^^                                    $0.0851*           $0.0666*


^ From January 1, 1997, commencement of investment operations, to July 31, 1997.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and INVESCO Realty for the six months ended January 31, 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.91% (not annualized) and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.83% (not annualized) and 3.45% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Advisor, which is before any expense offset arrangements.

~   Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                      Six Months
                                           Ended
                                      January 31                 Year Ended July 31
                                    ------------          -----------------------------------
                                            1998           1997           1996          1995^
                                      UNAUDITED

                    Worldwide Capital Goods Fund

PER SHARE DATA
Net Asset Value --
   Beginning of Period              $      12.70         $ 9.61          $9.84         $10.00
                                    ------------          -----------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                       0.01           0.05           0.01           0.01
Net Gains or (Losses) on
   Securities (Both Realized
   and Unrealized)                        (0.67)           4.37           0.01         (0.16)
                                    ------------          -----------------------------------
Total from Investment
   Operations                             (0.66)           4.42           0.02         (0.15)
                                    ------------          -----------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.00           0.06           0.00           0.01
Distributions from
   Capital Gains                            1.21           1.27           0.25           0.00
                                    ------------          -----------------------------------
Total Distributions                         1.21           1.33           0.25           0.01
                                    ------------          -----------------------------------
Net Asset Value --
   End of Period                          $10.83         $12.70          $9.61          $9.84
                                    ============          ===================================

TOTAL RETURN                            (5.04%)*         50.86%          0.27%        (1.49%)

RATIOS
Net Assets -- End of
   Period ($000 Omitted)                 $14,932        $22,254         $7,731        $10,364
Ratio of Expenses to





   Average Net Assets#                   0.89%*@         1.98%@         2.11%@          2.00%
Ratio of Net Investment
   Income to Average
   Net Assets#                            0.09%*          0.51%          0.05%          0.25%
Portfolio Turnover Rate                    111%*           192%           247%           193%
Average Commission Rate
   Paid^^                               $0.1202*        $0.0584        $0.0907             --


^   Commencement of investment operations was August 1, 1994.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the years ended July 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.58%, 2.49% and 2.96%, respectively, and ratio of net investment income to average net assets would have been (0.09%), (0.33%) and (0.71%), respectively.


@ Ratio is based on Total Expenses of the Fund less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                      Six Months
                                           Ended
                                      January 31                  Year Ended July 31
                                    ------------         ------------------------------------
                                            1998           1997           1996          1995^
                                       UNAUDITED

                   Worldwide Communications Fund

Net Asset Value --
   Beginning of Period              $      15.31        $ 12.43         $12.30         $10.00
                                    ------------        -------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income
   (Loss)                                 (0.02)           0.06           0.22           0.11
Net Gains on Securities
   (Both Realized and
   Unrealized)                              1.85           3.90           1.38           2.35
                                    ------------        -------------------------------------
Total from Investment
   Operations                               1.83           3.96           1.60           2.46
                                    ------------        -------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.00           0.06           0.22           0.11
Distributions from
   Capital Gains                            1.04           1.02           1.25           0.05
                                    ------------        -------------------------------------
Total Distributions                         1.04           1.08           1.47           0.16
                                    ------------        -------------------------------------
Net Asset Value --
   End of Period                    $     16.10         $ 15.31         $12.43         $12.30
                                    ============        =====================================

TOTAL RETURN                             12.42%*         33.93%         13.67%         24.83%

RATIOS
Net Assets -- End of
   Period ($000 Omitted)                $105,148        $72,458        $50,516        $27,254





Ratio of Expenses to
   Average Net Assets                    0.75%*@         1.69%@         1.66%@          1.95%
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets                   (0.16)%*          0.56%          1.78%          1.43%
Portfolio Turnover Rate                     39%*            96%           157%           215%
Average Commission Rate
   Paid^^                               $0.0511*        $0.0611        $0.1285             --


^   Commencement of investment operations was August 1, 1994.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

@ Ratio is based on Total Expenses of the Fund which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.

INVESCO Specialty Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                                     Period            Period
                                                                      Ended             Ended
                                                                 January 31        January 31
                                                               ------------      ------------
                                                                      1998^             1998^
                                                                 UNAUDITED

                                                       S & P 500 Index Fund

                                                                    Class I          Class II
                                                               ------------      ------------
Net Asset Value-- Beginning of Period                          $      10.00      $      10.00
                                                               ------------      ------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                  0.01              0.01
Net Gains on Securities
   (Both Realized and Unrealized)                                      0.44              0.52
                                                               ------------      ------------
Total from Investment Operations                                       0.45              0.53
                                                               ------------      ------------
Net Asset Value-- End of Period                                $      10.45      $      10.53
                                                               ============      ============

TOTAL RETURN                                                         1.06%*            1.94%*

RATIOS
Net Assets-- End of Period ($000 Omitted)                            $2,292              $756
Ratio of Expenses to Average Net Assets#                             0.00%*             0.00%
Ratio of Net Investment Income to
   Average Net Assets#                                               0.00%*            0.00%*
Portfolio Turnover Rate                                                 0%*               0%*
Average Commission Rate Paid^^                                      $0.0211          $0.0211*


^ From December 23, 1997, commencement of investment operations to January 31, 1998.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and the period ended January 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been insignificant and ratio of income to average net assets would have been insignificant.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

                                        FAMILY OF FUNDS


                                                                     Newspaper
Fund Name                   Fund Code       Ticker Symbol         Abbreviation
--------------------------------------------------------------------------------
International
International Growth            49               FSIGX               IntlGr
Asian Growth                    41               IVAGX              AsianGr
Pacific Basin                   54               FPBSX                PcBas
European                        56               FEURX                Europ
European Small Company          37               IVECX             EuroSmCo
Latin American Growth           34               IVSLX            LtnAmerGr
--------------------------------------------------------------------------------
Sector
Energy                          5                FSTEX               Enrgy
Environmental Services          59               FSEVX              Envirn
Financial Services              57               FSFSX              FinSvc
Gold                            51               FGLDX                Gold
Health Sciences                 52               FHLSX              HlthSc
Leisure                         53               FLISX              Leisur
Realty                          42               IVSRX              Realty
Technology                      55               FTCHX                Tech
Utilities                       58               FSTUX                Util
Worldwide Capital Goods         38               ISWGX              WldCap
Worldwide Communications        39               ISWCX              WldCom
--------------------------------------------------------------------------------
Equity
Growth                          10               FLRFX               Grwth
Dynamics                        20               FIDYX                Dynm
Small Company Growth            60               FIEGX             SmCoGth
Value Equity                    46               FSEQX               ValEq
Small Company Value             74               IDSCX             SmCoVal
--------------------------------------------------------------------------------
All-Weather
Industrial Income               15               FIIIX              IndInc
Multi-Asset Allocation          70               IMAAX            MulAstAl
Total Return                    48               FSFLX              TotRtn
Balanced                        71               IMABX                 Bal
--------------------------------------------------------------------------------
Bond
Short-Term Bond                 33               INIBX              ShTrBd
Intermediate Government Bond    47               FIGBX              IntGov
U.S. Government Securities      32               FBDGX               USGvt
Select Income                   30               FBDSX              SelInc

High Yield                      31               FHYPX              HiYld
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond      36               IVTIX                  *
Tax-Free Long-Term Bond         35               FTIFX              TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund      44               FUGXX            InvGvtMF
Cash Reserves                   25               FDSXX             InvCshR
Tax-Free Money Fund             40               FFRXX          InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.